UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

CORE PLUS BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to max-imize total return, con-sistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Core Plus Bond Fund

Performance review

For the six months ended June 30, 2023, Class I shares of Western Asset Core Plus Bond Fund returned 3.04%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Indexi, returned 2.09% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)

(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	2.85%
Class C	2.49%
Class C1	2.58%
Class FI	2.95%
Class R	2.70%
Class I	3.04%
Class IS	3.16%
Bloomberg U.S. Aggregate Index	2.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 4.45%, 3.91%, 4.07%, 4.59%, 4.32%, 4.99% and 5.02%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class I shares would have been 4.43% and 4.91%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.85%, 1.51%, 1.34%, 0.82%, 1.13%, 0.53% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Core Plus Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund may invest in high yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes

IV	Western Asset Core Plus Bond Fund

sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Plus Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class A	2.85%	$1,000.00	$1,028.50	0.82%	$4.12	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	2.49	1,000.00	1,024.90	1.53	7.68	Class C	5.00	1,000.00	1,017.21	1.53	7.65
Class C1	2.58	1,000.00	1,025.80	1.34	6.73	Class C1	5.00	1,000.00	1,018.15	1.34	6.71
Class FI	2.95	1,000.00	1,029.50	0.84	4.23	Class FI	5.00	1,000.00	1,020.63	0.84	4.21
Class R	2.70	1,000.00	1,027.00	1.12	5.63	Class R	5.00	1,000.00	1,019.24	1.12	5.61
Class I	3.04	1,000.00	1,030.40	0.45	2.27	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	3.16	1,000.00	1,031.60	0.42	2.12	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 40.1%
Communication Services — 4.8%
Diversified Telecommunication Services — 1.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,544,953	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	300,000	226,891	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	3,233,000	2,315,288	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,194,565
AT&T Inc., Senior Notes	2.300%	6/1/27	22,870,000	20,579,414
AT&T Inc., Senior Notes	1.650%	2/1/28	24,680,000	21,223,496
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	15,240,403
AT&T Inc., Senior Notes	2.550%	12/1/33	10,540,000	8,282,553
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	4,259,477
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	4,978,633
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,426,680
AT&T Inc., Senior Notes	3.500%	9/15/53	26,890,000	19,054,909
AT&T Inc., Senior Notes	3.550%	9/15/55	25,651,000	17,976,201
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,101,738
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	3,268,604
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	5,362,301
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	9,993,353
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,590,354
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	8,470,000	7,444,924
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	26,937,000	25,981,096
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,598,201
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	9,345,440
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	10,884,806
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	40,130,000	33,517,704
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	38,429,000	30,921,007

See Notes to Financial Statements.

4	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	27,645,000	$26,097,671
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,031,733
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,028,674
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	10,911,654
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	22,280,481
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,406,351
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	3,919,546
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	7,662,330
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	11,695,895
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,463,884
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	19,638,457
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	27,970,000	18,246,672
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,610,000	4,188,165
Total Diversified Telecommunication Services				404,884,504
Entertainment — 0.4%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	286,030
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	6,062,894
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	11,760,000	11,772,402
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,040,000	5,636,326
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,368,333
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	37,350,000	33,142,065

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,380,000	$2,850,762
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	39,170,000	31,920,054
Total Entertainment				100,038,866
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,287,423
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	6,395,835
Alphabet Inc., Senior Notes	1.900%	8/15/40	7,890,000	5,438,738
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,870,000	3,050,806
Total Interactive Media & Services				18,172,802
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	4,971,163	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,217,043	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	7,782,848	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	9,365,828	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	21,635,020
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	6,090,000	4,788,873	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,187,000	23,726,163
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	23,199,000	21,758,527
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	18,947,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,387,428

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	18,970,000	$16,657,524
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	7,856,963
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	4,487,378
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	6,228,007
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,481,276
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	8,954,106
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	15,750,000	12,403,768
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,562,137
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,461,321
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	11,060,000	8,914,925
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,802,842
Comcast Corp., Senior Notes	3.950%	10/15/25	21,460,000	20,924,652

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	$9,543,770
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	11,733,386
Comcast Corp., Senior Notes	4.150%	10/15/28	42,000,000	40,714,357
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,318,730
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	19,674,715
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,625,454
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	227,471
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	62,977
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	505,935
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	7,227,895
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,254,682
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,424,999
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,177,795
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,494,774
Comcast Corp., Senior Notes	3.969%	11/1/47	10,306,000	8,547,078
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,860,884
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	9,732,581
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	3,366,043
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	5,972,021
Comcast Corp., Senior Notes	2.887%	11/1/51	7,170,000	4,811,233
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	3,151,424
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,278,420
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	10,391,458
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	3,293,050
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	5,765,577
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,089,621	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	835,138	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	12,538,463
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,264,248
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,384,704
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	9,102,969
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,168,803

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	$7,458,400
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	9,924,207	(a)
Total Media				441,238,066
Wireless Telecommunication Services — 0.9%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	7,384,271	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	4,174,926	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	6,420,000	4,351,864	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	43,058,000	30,066,592	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	673,667
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	17,407,900
Sprint LLC, Senior Notes	7.875%	9/15/23	930,000	933,083
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,484,994
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	739,375	729,969	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	34,810,000	33,485,599
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,311,119
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,765,499
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,458,586
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,780,046
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	44,685,000	41,193,559
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	8,032,511
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	7,082,363
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	27,920,000	24,664,062
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	4,312,983
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	949,122	(a)
Total Wireless Telecommunication Services				220,242,715
Total Communication Services				1,184,576,953
Consumer Discretionary — 3.7%
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	15,948,989
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	12,417,678
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,094,030
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,150,999

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	$3,037,102
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,834,914
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	26,641,862
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	7,732,818
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	492,087
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	5,730,000	5,865,343
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	11,815,345
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	683,514
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	7,830,835
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	6,900,000	7,054,332
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	33,395,000	28,568,865
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	14,477,056
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,243,228
General Motors Co., Senior Notes	5.600%	10/15/32	5,140,000	4,975,241
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,202,374
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,826,278
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,563,724
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	7,592,896
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,244,464
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	18,181,865	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	38,112,817	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	32,112,445	(a)
Total Automobiles				269,701,101

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	$15,958,258
Amazon.com Inc., Senior Notes	3.300%	4/13/27	4,610,000	4,393,478
Amazon.com Inc., Senior Notes	1.200%	6/3/27	16,140,000	14,171,809
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,388,180
Amazon.com Inc., Senior Notes	3.450%	4/13/29	10,310,000	9,714,677
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	8,402,277
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	8,018,767
Amazon.com Inc., Senior Notes	3.600%	4/13/32	19,570,000	18,257,282
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,214,888
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	10,222,931
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	7,447,649
Amazon.com Inc., Senior Notes	2.500%	6/3/50	15,110,000	10,063,522
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	7,470,680
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,919,150
Prosus NV, Senior Notes	3.061%	7/13/31	67,370,000	52,699,713	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	15,393,252	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,300,033	(a)
Total Broadline Retail				208,036,546
Diversified Consumer Services — 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,254,239
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,224,254	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	2,800,233	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,642,558	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	313,731
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,955,709
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	10,659,387	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,336,698	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	$2,612,585	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	65,810,000	63,782,572
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	21,936,023
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	932,052
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,662,999
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	8,814,879
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	1,976,962
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	11,339,345
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	12,103,031
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	7,983,168
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,123,963
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,660,506
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,271,242
McDonald’s Corp., Senior Notes	4.200%	4/1/50	16,630,000	14,407,374
Sands China Ltd., Senior Notes	5.625%	8/8/25	51,746,000	50,516,639
Sands China Ltd., Senior Notes	4.300%	1/8/26	7,500,000	7,057,250
Sands China Ltd., Senior Notes	2.800%	3/8/27	18,910,000	16,426,799
Sands China Ltd., Senior Notes	5.900%	8/8/28	10,270,000	9,799,125
Sands China Ltd., Senior Notes	3.350%	3/8/29	14,360,000	11,980,420
Sands China Ltd., Senior Notes	3.750%	8/8/31	10,910,000	8,889,315
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,472,332	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,000,000	1,952,280	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	10,691,000	9,942,095	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	18,670,328	(a)
Total Hotels, Restaurants & Leisure				329,245,854
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,611,566
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,319,740
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,619
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	6,020,816
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	487,758
Total Household Durables				12,459,499
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	8,026,437

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	$1,540,123
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	8,278,109
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,583,544
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,476,989
Home Depot Inc., Senior Notes	3.350%	4/15/50	23,325,000	17,819,983
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,778,661
Total Specialty Retail				51,503,846
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,496,562	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	5,190,000	4,965,711
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	11,813,755
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	11,062,887
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	5,183,435
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	12,439,546
Total Textiles, Apparel & Luxury Goods				49,961,896
Total Consumer Discretionary				924,162,981
Consumer Staples — 2.2%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	32,110,000	31,112,074
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	21,065,052
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	5,410,000	5,236,383
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,360,000	16,297,942
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,305,412
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	16,184,292
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,706,000	1,585,191
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	5,981,615
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	7,322,076
Coca-Cola Co., Senior Notes	1.450%	6/1/27	11,310,000	10,114,490
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,300,039
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	4,399,791

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	$7,710,804
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,703,305
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,032,812
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	2,810,226
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,508,146
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,508,047
PepsiCo Inc., Senior Notes	1.625%	5/1/30	11,710,000	9,740,579
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	3,572,687
Total Beverages				167,490,963
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	21,357,565
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	11,356,591
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	13,301,451
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	7,368,248
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	3,365,387
Total Consumer Staples Distribution & Retail				56,749,242
Food Products — 0.5%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,436,664	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,120,367	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,712,719
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,190,254
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	451,338
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,637,614
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,297,243
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	323,274	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	262,348
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	3,895,342

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	$11,767,666
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	4,609,929
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	7,470,101
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	6,482,402
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	8,964,658	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	4,430,907	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,635,073	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	20,840,005
Total Food Products				110,527,904
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,345,719
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	5,621,320
Total Household Products				7,967,039
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	12,990,000	12,164,006
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	9,790,000	8,902,267
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	13,520,000	12,126,055
Kenvue Inc., Senior Notes	4.900%	3/22/33	20,920,000	21,180,227	(a)
Total Personal Care Products				54,372,555
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,549,544
Altria Group Inc., Senior Notes	4.400%	2/14/26	10,275,000	10,059,143
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	948,911
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	12,595,743
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	13,171,116
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	4,878,176
Altria Group Inc., Senior Notes	5.950%	2/14/49	15,040,000	14,293,958
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	5,286,049
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,780,326
BAT Capital Corp., Senior Notes	3.557%	8/15/27	10,351,000	9,524,665

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
BAT Capital Corp., Senior Notes	4.540%	8/15/47	36,435,000	$26,849,968
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,483,379	(a)
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,494,960
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,661,428
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	6,749,234
Total Tobacco				133,326,600
Total Consumer Staples				530,434,303
Energy — 6.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	326,000	315,068
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	4,797,713
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	5,879,908
Total Energy Equipment & Services				10,992,689
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,334,111
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	8,916
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	906,894
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	10,351,931
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,298,702
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	7,976,403
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	12,548,835
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	9,495,279
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	12,070,000	11,602,593
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,561,526
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	6,851,744
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	8,597,193
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,097,498
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,550,000	10,155,184
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,232,247

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	$779,388
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,714,722	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	14,866,576	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	7,945,689
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,280,395
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	16,200,821
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	14,867,386
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	3,809
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,215,485
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	60,994
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	5,815,125
Chevron USA Inc., Senior Notes	3.850%	1/15/28	17,225,000	16,813,673
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,480,825	(a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	927,567
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	10,764
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	46,168
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	763,030
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,455,169
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,404,749	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	17,656,914
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	10,993,019	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	7,399,406
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	27,861,831
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	23,319,155
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,440,758
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,094,522
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,229,989
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,120,974
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,503,176

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	$9,348,751
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	11,547,385
Devon Energy Corp., Senior Notes	5.000%	6/15/45	41,100,000	35,683,209
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	404,224
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	15,489,000	13,956,209
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	8,746,675
Ecopetrol SA, Senior Notes	4.625%	11/2/31	14,040,000	10,851,022
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,340,000	26,990,576
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.349%	7/17/23	3,394,000	3,050,357	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	13,375,000	12,182,217	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	13,288,512	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	18,591,918	(b)(c)
Energy Transfer LP, Senior Notes	7.600%	2/1/24	3,892,000	3,915,182
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	10,834,648
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,744,871
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,005,316
Energy Transfer LP, Senior Notes	3.750%	5/15/30	18,610,000	16,805,297
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,346,457
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	1,894,368
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,015,849
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,750,717
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	8,711,459
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	14,771,999
Energy Transfer LP, Senior Notes	6.250%	4/15/49	19,000,000	18,577,218
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	3,940,669

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	$507,979
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	17,943,000	17,166,513
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,758,723
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	27,967,000	24,507,738
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,184,403
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	896,478
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	5,628,238
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,539,430
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	2,821,570
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	20,977,000	16,073,704
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,360,170
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	4,965,000	4,119,807	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	6,307,936
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	3,612,222
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,644,916
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	19,755,417
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,212,309
EQT Corp., Senior Notes	6.125%	2/1/25	681,000	677,786
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	552,207	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	26,040,382
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	9,827,451
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,659,494	(a)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	6,200,000	5,928,588
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	12,320,800
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,768,200

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	17,020,000	$14,992,127
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	4,355,729
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,666,162
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	8,550,000	7,955,001	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	10,551,984	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,631,817
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,477,843
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,729,335
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,150,093
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	604,264
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,751,686
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,190,000	2,094,700
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,690,732
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	11,862,838
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	3,979,149
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	7,701,402
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,662,479
MPLX LP, Senior Notes	4.875%	6/1/25	7,370,000	7,234,120
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,540,323
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	10,169,321
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	4,892,700
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	10,235,849
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	7,318,243
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,441,000	1,454,704
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	11,798,511
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	8,757,349
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	17,641,898
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,212,849

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	$51,593
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	17,950,400
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	15,677,850
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,349,011
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	23,827,680
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,800,594
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	12,775,378
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	28,404,050
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,543,398
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	27,945,000	19,807,276
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	15,401,791
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,925,212	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	8,759,000	8,778,708
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	87,630,000	86,857,970
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	16,965,000	16,761,856
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,350,000	2,196,667
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,227,006
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	13,920,000	8,563,565
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	14,200,000	8,929,999
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,261,496

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	$12,987,509
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,061,738
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,696,315	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	29,780,000	21,283,362	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,865,873
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	4,818,191	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	8,380,000	7,490,809
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	5,220,418
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	5,886,826
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	12,429,939
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,605,127
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	563,379
Shell International Finance BV, Senior Notes	3.250%	4/6/50	15,470,000	11,527,370
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	17,477,660	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	5,758,589	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,833,897
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	867,251
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,540,382
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,920,000	5,225,948

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	$732,259	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	11,950,000	11,739,480
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,319,442
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,203,169
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,754,123
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,164,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	15,845,000	14,661,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,316,002
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	16,960,000	14,495,615	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	36,241,548
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,349,848	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	7,140,000	6,831,411
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,230,543
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	42,385,000	38,093,442
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	978,466
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	2,264,724
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,340,000	5,202,667
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,766,345

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	180,000	$169,974
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,296,420
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,675,207
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,119,715
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,605,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	878,171
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,601,671
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,661,107
Total Oil, Gas & Consumable Fuels				1,574,815,748
Total Energy				1,585,808,437
Financials — 12.3%
Banks — 8.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	7,925,778	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%)	5.952%	7/17/23	7,226,000	5,571,189	(b)(c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	38,100,000	35,789,947
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,686,092	(c)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	228,045
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	13,730,774
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,510,524
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	31,809,315
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	30,737,603	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,577,487	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	23,452,413	(c)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	$20,312,071	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	16,583,121	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,180,000	5,987,980	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	27,181,000	24,949,630	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,230,000	6,726,575	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	14,670,000	14,383,543	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	69,530,000	65,156,142	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,050,000	5,606,385	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	25,370,000	21,055,920	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	7,370,000	6,347,218	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	4,823,107	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	28,080,000	26,415,271	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	11,580,000	11,367,280
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,330,000	2,267,104

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	$2,966,009
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	14,005,540
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,005,570	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	24,959,282
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,333,217	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	13,664,973
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	8,005,415	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	10,310,695	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	59,484,590	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,625,731	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	42,730,000	40,378,086	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	16,628,750	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	8,198,671	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	50,594,876	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	45,140,000	44,205,762	(a)(c)

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	$8,716,158	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,149,828	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	5,913,430	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,241,311	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	9.341%	10/30/23	6,050,000	6,086,300	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	17,592,294	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	3,700,000	3,612,125	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,810,529
Citigroup Inc., Senior Notes	4.650%	7/30/45	17,092,000	15,175,829
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,720,112
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	16,339,104	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	29,617,283	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	16,937,693	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,250,137	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	48,760,000	45,325,429	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	14,170,884	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	$7,070,631	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	16,280,000	15,340,589	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	17,573,322	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	3,760,000	3,669,183	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,260,000	7,028,787	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,552,306
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	25,124,399
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,013,330
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	34,400,000	32,863,342
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,757,451
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	135,581
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,045,674
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,656,442
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,782,354
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	31,336,382
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	30,350,000	27,768,736	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	13,485,982	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,496,154	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	10,822,933	(a)(c)

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	$7,655,430	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,496,803	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	18,543,990	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,100,797	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,500,000	2,335,866	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	12,857,576
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	810,000	798,280
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000	23,220,955	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	15,842,665	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000	3,261,804	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	4,848,562
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	15,345,401
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	22,730,000	20,529,366	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	37,965,111	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	10,402,987	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,653
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	15,942,103	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	$23,234,868	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	11,646,354	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,590,862	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,844,386	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	10,000,000	7,599,394	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,560,000	7,390,339	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 0.945%)	3.509%	1/23/29	29,830,000	27,600,930	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	28,080,000	27,841,736	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	15,100,000	14,364,048	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	7,130,000	6,838,458	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	15,000,000	14,426,437	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,120,481
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	13,805,424
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	3,927,503
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	10,670,000	9,973,271

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	$937,650	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,397,046
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	11,380,000	10,801,885
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	189,392
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,050,120	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	14,908,945
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	12,601,451	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	12,809,076	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,522,827	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,190,146	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,864,524	(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	24,780,000	24,681,307	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	7,600,000	7,558,305	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,103,878

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	12,660,000	$11,605,657
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	1,956,142	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	658,206	(a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,017,351
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	7,350,000	6,980,259
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	12,950,000	12,961,205	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	288,528	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	28,840,709
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,950,000	1,729,754	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	12,280,000	12,284,535	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	5,610,000	5,653,167	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	8,840,000	8,739,647
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,413,184
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	20,920,000	19,844,096
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	22,380,000	20,979,584	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	24,694,928	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	4,988,297	(c)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	$7,269,505	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	23,440,000	21,846,526	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	15,920,000	15,142,936	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	115,960,000	108,096,323	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,788,750
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	15,880,000	15,246,069
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,674,715
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,769,066
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	17,372,052
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	14,457,337
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,496,831
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	19,193,006
Total Banks				2,100,526,462
Capital Markets — 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,621,483
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	4,680,918
Credit Suisse AG, Senior Notes	7.950%	1/9/25	34,910,000	35,635,916
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	12,957,387
Credit Suisse AG, Senior Notes	7.500%	2/15/28	38,500,000	40,934,445
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	84,660	*(a)(b)(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	59,000,000	$2,497,458	*(a)(b)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%)	6.264%	7/31/23	303,000	237,097	(b)(c)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,035,812
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,307,188
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	7,500,000	7,240,384
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,312,555
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	9,975,375
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,526,238
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	15,684,434
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	8,878,728
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	16,407,984	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,630,916	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,544,153	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,291,088	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,437,213	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	5,760,000	5,415,525	(c)

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	52,325,000	$48,616,071	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	21,650,000	20,462,105	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	23,294,036
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	9,300,119
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,341,000	14,333,402
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	8,610,000	8,367,017
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,690,000	1,604,273
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,277,334	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	26,590,000	24,972,109	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,632,503	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	22,412,979	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	29,910,000	26,967,205	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	32,663,000	30,518,646	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,104,596	(c)
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	4,053,311	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	39,548,869	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	$4,665,349	(a)
UBS Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,577,924
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	9,781,926	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	38,576,171	(a)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,150,623	(a)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,565,496	(a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	32,916,030	(a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	30,163,947	(a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,082,519	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,533,552	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	9,360,000	11,226,238	(a)(c)
Total Capital Markets				660,041,307
Consumer Finance — 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	14,900,000	14,614,063
American Express Co., Senior Notes	4.050%	5/3/29	22,670,000	21,606,951
Total Consumer Finance				36,221,014
Financial Services — 0.8%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	18,005,599

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	31,910,000	$28,525,051
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	22,492,679
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	11,632,030
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes	8.620%	1/2/25	392,070	400,450
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	162,898
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	17,879,743
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.314%	12/21/65	2,870,000	2,006,723	(a)(c)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	3,904,453
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	8,372,554	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,758,938	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	11,637,865
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,727,331
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	916,230	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	13,111,279
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	25,056,466
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	8,396,320
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	15,294,751
Total Financial Services				196,281,360
Insurance — 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	5,319,000	5,012,346
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	286,722
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,211,660

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	$5,406,976	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,338,226	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,489,218
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	9,751,078	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	4,929,482	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,031,571	(a)
Total Insurance				52,457,279
Total Financials				3,045,527,422
Health Care — 3.9%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,205,000	3,182,823
AbbVie Inc., Senior Notes	2.600%	11/21/24	41,910,000	40,231,632
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	9,863,906
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,119,209
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	10,178,817
AbbVie Inc., Senior Notes	3.200%	11/21/29	45,280,000	40,974,528
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	133,429
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	432,071
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,256,511
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	10,171,779
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,454,528
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,732,820
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	393,343
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,850,297
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,501,283
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,808,734
Total Biotechnology				142,285,710
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	16,720,383
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	6,691,724
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	10,254,770
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	8,681,000	8,494,608

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	$1,041,135
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,975,000	1,793,202
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	14,181,229	(a)
Total Health Care Equipment & Supplies				59,177,051
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,192,956
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	11,764,550
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,632,640
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,167,960
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,141,426
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	8,389,094
Cigna Group, Senior Notes	3.750%	7/15/23	12,207,000	12,196,160
Cigna Group, Senior Notes	4.125%	11/15/25	8,050,000	7,839,549
Cigna Group, Senior Notes	4.375%	10/15/28	16,690,000	16,146,932
Cigna Group, Senior Notes	4.800%	8/15/38	26,282,000	24,837,257
Cigna Group, Senior Notes	4.900%	12/15/48	8,400,000	7,823,097
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,211,908
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,323,264
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,309,503
CVS Health Corp., Senior Notes	4.300%	3/25/28	12,360,000	11,928,757
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	19,467,924
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	7,985,074
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	3,028,221
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	11,009,559
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	3,981,545
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	11,488,192
CVS Health Corp., Senior Notes	5.050%	3/25/48	21,983,000	20,278,341
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	9,348,998
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	1,981,489	1,942,511
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,043,152	1,063,396
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	5,755,890	5,710,201
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,005,009
Elevance Health Inc., Senior Notes	3.650%	12/1/27	5,815,000	5,493,887

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	$3,338,679
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,490,624
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	763,995	(a)
HCA Inc., Senior Notes	5.000%	3/15/24	330,000	327,972
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,512,839
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	743,266
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,928,688
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	514,146
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	700,941
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,088,436
HCA Inc., Senior Notes	3.500%	9/1/30	14,403,000	12,632,173
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,583,321
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	17,382,321
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,718,002
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,415,748
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	7,975,309
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,500,924
Humana Inc., Senior Notes	4.625%	12/1/42	2,320,000	2,055,280
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,267,750
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	544,288
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,513,516
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	6,960,000	6,656,342
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,525,967
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,326,498
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	9,378,804
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	10,557,716
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	3,018,272
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	7,720,000	7,041,754
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	5,199,958

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	$753,770
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	8,453,756
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,097,168
Total Health Care Providers & Services				372,716,134
Pharmaceuticals — 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	4,370,718	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	19,754	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	8,784,753	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	9,618,198	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	2,893,404	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	67,480,000	28,092,599	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	522,120	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	24,376,369
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	12,042,000	11,529,394
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,693,000	2,502,944
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,212,319
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	8,977,827
Johnson & Johnson, Senior Notes	0.950%	9/1/27	16,650,000	14,564,433
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	26,796,688
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,609,049
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	15,411,978
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	7,449,485
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	20,400,000	14,092,864
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	18,789,166
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	12,627,538
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	10,801,608

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	$6,228
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,154,088
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,619,000	3,614,352
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,810,000	1,799,842
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	10,377,465
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	81,598,000	73,218,359
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	9,022,380
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	818,490
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	23,530,446
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,358,946
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	14,433,283
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,576,596
Total Pharmaceuticals				378,953,683
Total Health Care				953,132,578
Industrials — 3.2%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	11,031,086
Boeing Co., Senior Notes	4.875%	5/1/25	33,300,000	32,837,918
Boeing Co., Senior Notes	2.196%	2/4/26	19,860,000	18,236,028
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,496,503
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,618,435
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,325,085
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	14,871,008
Boeing Co., Senior Notes	5.150%	5/1/30	9,930,000	9,840,635
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	26,392,579
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,945,817
Boeing Co., Senior Notes	5.705%	5/1/40	21,976,000	21,937,900
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	7,147,996
Boeing Co., Senior Notes	5.805%	5/1/50	28,300,000	28,220,715
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	14,302,836

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	$1,683,253
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	1,933,371
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,413,821
General Dynamics Corp., Senior Notes	4.250%	4/1/50	8,121,000	7,458,764
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,873,455
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,704,932
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,559,000	6,364,255
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,296,752
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,337,927
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	34,050,000	30,019,668
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	14,925,000	14,350,090
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	27,736,769
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	18,320,000	18,641,676
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	5,931,540
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	13,869,609
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,498,396
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	10,974,034
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	3,784,946
Total Aerospace & Defense				367,077,799
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	25,305,621	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	3,190,000	$2,779,492	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	621,738
Total Building Products				3,401,230
Commercial Services & Supplies — 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	810,000	700,524	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,233,651
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	462,979
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,389,183	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	8,781,626
Total Commercial Services & Supplies				24,567,963
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,706,826
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,452,169
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	7,363,374
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	8,478,539
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,004,582
Union Pacific Corp., Senior Notes	2.891%	4/6/36	22,190,000	17,719,316
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	18,678,253
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	9,485,841
Total Ground Transportation				67,182,074
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	8,689,956
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,066,392
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	15,854,936
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,100,812
Total Industrial Conglomerates				36,712,096
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	3,733,717
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	22,029,220

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Machinery — continued
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	$6,176,276
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,748,470	(a)
Total Machinery				36,687,683
Passenger Airlines — 0.6%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,368,492
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	18,645,236
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,790,000	30,446,712	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	14,142,000	13,839,653	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	9,950,000	9,666,370	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,745,000	1,653,349	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	12,600,000	12,642,799	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	11,835,284	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	9,842,909	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	24,653,193	(a)
Total Passenger Airlines				142,593,997
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,104,232
Air Lease Corp., Senior Notes	5.300%	2/1/28	13,660,000	13,415,964
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,112,480	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,224,720
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	96,000	94,568
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,156,047
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,490,543

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	28,270,000	$24,501,572
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	8,989,480
Total Trading Companies & Distributors				69,089,606
Total Industrials				776,324,895
Information Technology — 1.8%
IT Services — 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	39,388,113	(e)
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,111,074
Broadcom Inc., Senior Notes	3.137%	11/15/35	55,490,000	42,583,989	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	116,472	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,480,601	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	3,939,975
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	10,473,249
Intel Corp., Senior Notes	5.125%	2/10/30	9,830,000	9,896,095
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	10,301,789
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	3,994,146
Micron Technology Inc., Senior Notes	5.875%	2/9/33	16,226,000	16,152,233
Micron Technology Inc., Senior Notes	5.875%	9/15/33	3,510,000	3,480,033
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	7,160,487
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	14,783,089
NVIDIA Corp., Senior Notes	3.500%	4/1/50	47,120,000	38,347,016	(e)
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	13,226,619
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,097,680
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	7,310,390
Total Semiconductors & Semiconductor Equipment				192,454,937
Software — 0.7%
Microsoft Corp., Senior Notes	2.875%	2/6/24	9,298,000	9,158,860
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,170,152
Microsoft Corp., Senior Notes	2.400%	8/8/26	44,095,000	41,407,180
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	38,918,217	(e)
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	334,944

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	$1,167,359
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,417,787
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	2,314,406
Oracle Corp., Senior Notes	1.650%	3/25/26	31,230,000	28,352,857
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,332,030
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	9,484,475
Oracle Corp., Senior Notes	2.875%	3/25/31	32,310,000	27,592,726
Salesforce Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,358,389
Total Software				171,009,382
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	23,600,000	21,997,447
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	29,999,992
Total Technology Hardware, Storage & Peripherals				51,997,439
Total Information Technology				454,849,871
Materials — 1.4%
Chemicals — 0.4%
MEGlobal BV, Senior Notes	4.250%	11/3/26	14,230,000	13,676,055	(a)
OCP SA, Senior Notes	4.500%	10/22/25	14,110,000	13,706,948	(a)
OCP SA, Senior Notes	3.750%	6/23/31	11,410,000	9,464,937	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	8,643,257	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	27,340,000	24,523,980	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	25,600,000	20,344,709	(a)
Total Chemicals				90,359,886
Containers & Packaging — 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	618,625	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	517,515	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	12,830,000	10,569,353
Total Containers & Packaging				11,705,493
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,305,834	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,464,228	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	$12,351,715	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,647,919
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,577,355
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	8,497,405
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,639,114
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	5,040,000	5,171,695	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	128,262
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,394,818
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,172,000	24,439,251
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,110,089	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	32,617,738	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	9,420,000	8,987,164	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	29,700,000	28,435,977
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,552,837
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	627,010
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,809,084
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	6,887,727
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,774,505
Total Metals & Mining				189,419,727
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	39,840,000	34,030,320
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	9,870,000	7,907,577
Total Paper & Forest Products				41,937,897
Total Materials				333,423,003

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.1%
Diversified REITs — 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	$312,738	(a)
Health Care REITs — 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	2,836,266	(a)
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	22,655,268	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	422,547	(a)
Total Retail REITs				23,077,815
Total Real Estate				26,226,819
Utilities — 0.3%
Electric Utilities — 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,004,147	(a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	3,014,532
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	7,740,000	7,198,119
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,189,521
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,246,467
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,802,000	15,023,465
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	10,344,000	9,292,326
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,676,900
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,520,149
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,161,089
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,575,360
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,863,187
Total Electric Utilities				70,765,262
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	4,912,111

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — continued
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	$3,677,747
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	3,965,679
Total Multi-Utilities				12,555,537
Total Utilities				83,320,799
Total Corporate Bonds & Notes (Cost — $11,189,073,455)				9,897,788,061
Mortgage-Backed Securities — 30.8%
FHLMC — 8.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/24-4/1/53	106,693,690	104,934,022
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-4/1/52	62,644,529	55,928,265
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-7/1/52	116,562,361	111,188,017
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-6/1/52	118,736,660	109,122,785
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36-3/1/53	22,506,474	22,800,443
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38-5/1/53	88,173,486	88,021,413
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	160,404,727	130,249,192
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/41- 4/1/42	36,358,375	30,939,204	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 4/1/52	587,169,365	504,146,631
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 2/1/52	597,432,464	496,803,009
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	131,983,967	128,128,145
Federal Home Loan Mortgage Corp. (FHLMC)	2.872%	11/1/47	14,931,603	14,132,883	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.005%	11/1/48	42,787,063	40,102,069	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.098%	2/1/50	20,833,173	19,750,324	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/52	1,679,960	1,649,978	(f)

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	51,269,931	$52,682,376
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.107%	3/1/47	2,976,725	2,798,318	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	2,868,959	2,817,050
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-4/1/44	848,440	848,277
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,120,664	1,165,684
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	290,322	308,480
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	11,688,286	10,949,038
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,601	2,614
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	6,625	6,891
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	58,858,289	53,116,214
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	20,855,461	20,040,832
Total FHLMC				2,002,632,154
FNMA — 15.0%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-8/1/58	198,736,489	193,774,464
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,170,000	3,028,190
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	267,311	250,216
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-2/1/53	42,431,317	43,779,945
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	607,580	575,187
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,870,865	5,441,523
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	677,060	633,828
Federal National Mortgage Association (FNMA)	6.000%	5/1/29-6/1/53	37,389,101	38,296,591

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,524,492	$1,597,283
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	814	840
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,121,161	1,033,454
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	2,945,873	2,457,065	(c)
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	2,332,000	2,134,401
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	1,380,000	1,281,657
Federal National Mortgage Association (FNMA)	3.670%	6/1/32	1,191,609	1,120,587
Federal National Mortgage Association (FNMA)	3.730%	6/1/32	1,660,000	1,567,490
Federal National Mortgage Association (FNMA)	3.900%	6/1/32-8/1/32	5,164,000	4,844,907
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	3,380,000	3,146,648
Federal National Mortgage Association (FNMA)	3.830%	7/1/32	1,377,000	1,309,261
Federal National Mortgage Association (FNMA)	3.840%	7/1/32	2,937,000	2,793,472
Federal National Mortgage Association (FNMA)	3.860%	7/1/32	382,700	364,843
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	1,974,376	1,884,869
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	24,932,000	23,332,907
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	6,833,490	6,492,838
Federal National Mortgage Association (FNMA)	4.110%	7/1/32	469,000	455,351
Federal National Mortgage Association (FNMA)	4.130%	7/1/32	1,200,000	1,167,149
Federal National Mortgage Association (FNMA)	4.185%	7/1/32	1,604,000	1,565,272
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	5,840,000	5,446,589

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	5,904,000	$5,570,744
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	16,299,000	15,356,106
Federal National Mortgage Association (FNMA)	4.370%	11/1/32	6,880,000	6,823,416
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	3,535,000	3,522,472
Federal National Mortgage Association (FNMA)	4.410%	12/1/32	7,026,000	6,991,829
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	500,000	503,960
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	698,926	707,644
Federal National Mortgage Association (FNMA)	4.840%	1/1/33	600,000	606,495
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	100,000	103,850
Federal National Mortgage Association (FNMA)	4.360%	2/1/33	2,100,000	2,083,063
Federal National Mortgage Association (FNMA)	4.420%	3/1/33-4/1/33	3,836,071	3,810,319
Federal National Mortgage Association (FNMA)	4.700%	3/1/33	2,200,000	2,234,900
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	300,000	308,463
Federal National Mortgage Association (FNMA)	3.310%	5/1/33	626,180	575,480
Federal National Mortgage Association (FNMA)	4.480%	5/1/33	1,875,000	1,879,344
Federal National Mortgage Association (FNMA)	4.320%	6/1/33	2,864,000	2,834,322
Federal National Mortgage Association (FNMA)	4.680%	7/1/33	700,000	710,281	(g)(h)
Federal National Mortgage Association (FNMA)	4.720%	7/1/33	3,128,000	3,180,296	(g)(h)
Federal National Mortgage Association (FNMA)	4.510%	8/1/33	5,397,000	5,437,899	(g)(h)
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-6/1/52	472,692,292	437,742,355

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	10/1/33-4/1/53	73,921,935	$73,270,777
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	709,178,707	637,066,560
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	57,893,112	58,332,691
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	646,938,499	553,976,065
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	698,898,631	577,375,393
Federal National Mortgage Association (FNMA)	2.000%	5/1/41-5/1/42	7,959,484	6,778,340	(f)
Federal National Mortgage Association (FNMA)	1.500%	1/1/42-3/1/51	60,910,351	47,434,567
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	401,848,486	381,474,603
Federal National Mortgage Association (FNMA)	2.000%	7/1/51	1,800,000	1,468,336	(h)
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	298,500,000	253,165,315	(h)
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	146,500,000	128,960,057	(h)
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	18,000,000	16,404,609	(h)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51	19,400,000	18,207,961	(h)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51	48,500,000	47,526,211	(h)
Federal National Mortgage Association (FNMA)	5.500%	7/1/51	28,500,000	28,364,180	(h)
Federal National Mortgage Association (FNMA)	6.000%	7/1/51	29,500,000	29,762,735	(h)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.810%)	5.564%	11/1/35	6,833	6,657	(c)
Total FNMA				3,710,335,122
GNMA — 7.7%
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	17,356	18,041

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,059,656	$1,091,847
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	3,176,940	3,249,458
Government National Mortgage Association (GNMA)	7.500%	12/15/30-9/15/31	4,665	4,648
Government National Mortgage Association (GNMA)	8.000%	12/15/30	6,689	6,693
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,346,561	2,397,126
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	24,127,393	21,900,079
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	20,349,428	19,636,974
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	8,004,090	7,520,499
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-5/20/53	161,423,545	160,089,697
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	782,800	825,186
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-3/20/53	12,485,863	12,644,957
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	221,209,841	215,673,750
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-12/20/52	245,998,792	228,496,532
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-6/20/52	141,231,523	135,346,333
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-12/20/52	317,533,357	284,165,529
Government National Mortgage Association (GNMA) II	2.500%	8/20/50-2/20/53	476,004,341	410,641,361
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-1/20/52	197,630,173	166,731,383
Government National Mortgage Association (GNMA) II	2.000%	7/1/51	2,500,000	2,101,855	(h)
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	9,700,000	8,401,109	(h)
Government National Mortgage Association (GNMA) II	3.500%	7/1/51	21,700,000	20,030,965	(h)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	26,300,000	$24,889,457	(h)
Government National Mortgage Association (GNMA) II	4.500%	7/1/51	30,900,000	29,825,742	(h)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51	66,600,000	65,450,110	(h)
Government National Mortgage Association (GNMA) II	5.500%	7/1/51	34,300,000	34,141,899	(h)
Government National Mortgage Association (GNMA) II	6.000%	7/1/51	5,000,000	5,033,594	(h)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-2/20/53	36,963,097	36,867,302
Total GNMA				1,897,182,126
Total Mortgage-Backed Securities (Cost — $8,055,650,572)				7,610,149,402
Collateralized Mortgage Obligations (i) — 11.6%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	16,160,000	14,393,643	(a)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,740,986	2,286,490
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	7.998%	7/25/36	4,675,386	4,155,191	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	7.798%	8/25/36	2,368,847	1,368,300	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,558,475	2,027,541
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	1.480%	2/25/37	10,514,632	1,219,758	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	5.357%	7/20/46	231,942	186,266	(c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	34,983,361	33,471,842	(a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,000,000	10,586,390	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	5.410%	4/29/37	8,733,721	8,576,177	(a)(c)
BANK, 2020-BN29 C	3.135%	11/15/53	2,500,000	1,700,055	(c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	18,300,000	18,250,819

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	$24,834,294	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	7.584%	7/15/37	16,390,000	15,623,102	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	8,152,170	6,159,250	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,716,024	1,474,173
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	13.933%	7/25/36	1,426,333	1,702,818	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	5.320%	3/25/37	7,690,716	7,205,498	(c)
Benchmark Mortgage Trust, 2020- IG1 AS	2.909%	9/15/43	28,980,000	22,923,264	(c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	20,680,000	20,796,552	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	11.830%	7/15/25	93,060,000	81,837,057	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.583%	2/15/39	13,160,000	12,450,727	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.045%	4/15/37	9,650,000	9,381,701	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.181%	10/15/36	15,679,588	15,589,357	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	9.083%	10/15/38	9,267,151	8,653,919	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.253%	2/15/39	23,451,131	22,344,031	(a)(c)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.428%	6/15/40	14,170,000	14,151,239	(a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.598%	8/15/39	29,599,197	29,553,970	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	5.350%	10/25/36	203,089	$181,309	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,655,602
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	7,946,057	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.158%	8/25/35	35,214	27,914	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	6.093%	11/15/37	103,715,330	102,048,428	(a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	26,999,506	25,941,579	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	498,080	477,905
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.438%	2/10/48	3,070,000	2,641,778	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,519,294
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,113,522	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.201%	10/10/46	730,000	364,018	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	7,950,992	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.568%	12/10/47	11,948,000	10,923,543	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,182,607	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,356,472	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	3,924,149	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	10,826,208	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	7,341,533	(a)
CSMC Trust, 2015-2R 7A1	3.780%	8/27/36	711,050	710,904	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	4.106%	10/27/36	36,688,783	16,358,340	(a)(c)

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	10.543%	7/15/32	23,400,000	$21,330,747	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	17,943,133	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	33,599,300	29,816,221	(a)(c)
CSMC Trust, 2020-522F A (1 mo. Term SOFR + 3.853%)	9.000%	9/16/25	47,520,000	32,566,397	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	11.350%	10/15/37	7,990,000	6,723,853	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	153,075	148,511	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	26,684,064	25,891,883	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	9.114%	11/15/23	50,000,000	48,328,427	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	12,403,057	11,452,229	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	12,698,313	10,726,802	(a)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	7.317%	10/25/66	42,533,317	42,222,377	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.091%	1/15/24	33,000,000	27,615,908	(a)(c)
CSMC Trust, 2022-MARK XCP, IO	0.064%	6/15/39	131,200,000	37,241	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	5.894%	6/15/34	20,260,000	20,007,656	(a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	6.274%	7/15/38	12,933,362	12,693,264	(a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	8.044%	7/15/38	7,131,660	6,930,037	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,077,795	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	3,539,646	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.015%	10/25/36	33,332,367	4,851,193	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	22,500,000	1,384,632	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.374%	6/25/29	6,300,000	$395,147	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.947%	10/25/29	20,513,179	868,846	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.508%	1/25/30	15,496,000	1,170,408	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.477%	1/25/30	48,359,388	3,409,076	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K109 A2	1.558%	4/25/30	2,700,000	2,236,248
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.813%	4/25/30	36,528,625	3,185,596	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.528%	7/25/30	9,328,567	710,601	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.864%	12/25/30	27,837,549	1,236,861	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.612%	3/25/31	116,568,239	3,633,245	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.143%	6/25/31	20,967,674	1,349,041	(c)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.444%	9/25/31	85,011,364	$2,004,959	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.298%	11/25/31	15,024,059	201,124	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	69,276,006	1,526,337	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 A2	2.350%	3/25/32	3,300,000	2,808,657
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,993,663	179,946	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	74,938,653	1,843,378	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/54	67,225,886	1,299,456	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.487%	6/25/32	24,972,790	712,002	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.403%	8/25/32	295,373,758	6,694,912	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	39,235,635	1,196,640	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K157 A2	4.200%	5/25/33	4,000,000	$3,920,791
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.411%	7/25/26	19,294,655	600,317	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.748%	10/25/26	42,813,350	704,849	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.654%	12/25/27	43,018,871	891,721	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.868%	3/25/28	20,460,022	508,673	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	1.027%	5/25/28	75,871,029	2,856,203	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K750 A2	3.000%	9/25/29	1,700,000	1,566,170
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K751 A2	4.412%	3/25/30	4,430,000	4,396,118
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K131 X1, IO	0.830%	7/25/31	59,177,450	2,761,320	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	18,221,969	1,962,173	(c)

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,961,472	$515,819	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-157 X1, IO	0.254%	5/25/33	30,000,000	725,598	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.349%	6/25/27	12,116,497	328,124	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,168,739	3,260,846
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	4,918,184	4,896,314
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	1.097%	11/15/36	584,419	48,324	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	1.237%	2/15/37	3,177,382	273,172	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	0.837%	9/15/37	927,254	69,865	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	357,167	3,058
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	1.037%	1/15/40	1,220,022	104,245	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,644,564	1,630,594

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.757%	10/15/41	2,142,242	$174,563	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	1.297%	12/15/41	2,186,780	230,811	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.857%	8/15/39	1,622,556	119,708	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.807%	8/15/42	598,776	60,607	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,532,332	139,663
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,083,365	53,289
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.057%	9/15/42	1,090,138	79,759	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	690,160	24,906
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	173,507	6,492
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	9,878,105	8,505,438
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	2,145,858	93,276	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	7,950,362	7,170,708
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	5,435,286	4,863,607
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,398,481	3,817,763
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,411,363	6,042,048

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	8,206,098	$1,200,979
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	22,806,142	3,576,626
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	9,236,493	1,372,882
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	17,522,292	2,323,475
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,386,279	836,165
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	27,483,450	4,083,895
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,494,902	947,569
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	9,773,103	1,110,830
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	10,693,133	9,190,095
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	33,086,309	4,597,674
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,302,860	874,797
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,128,921	354,308
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	5,684,201	726,293
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	12,137,152
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	6,756,600
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	21,051,257	3,349,152
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	9.867%	10/25/50	18,832,000	20,309,685	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	7.867%	10/25/50	14,690,929	$14,944,112	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	7.067%	12/25/50	26,338,730	26,426,333	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.867%	1/25/51	25,864,463	25,825,881	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.117%	1/25/34	11,560,000	11,376,645	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.467%	2/25/42	32,190,000	31,842,197	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.767%	9/25/42	5,000,000	5,161,890	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	14,686,497	14,331,228	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	202,346	8,331
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	482,832	25,603	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.907%	8/15/44	3,898,141	380,138	(c)

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.807%	12/15/46	10,072,591	$941,634	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 B1 (30 Day Average SOFR + 3.400%)	8.467%	8/25/33	13,640,000	13,790,054	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	7.367%	8/25/33	32,421,750	32,461,522	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.567%	6/25/42	33,000,000	34,690,613	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M2 (1 mo. USD LIBOR + 3.000%)	8.150%	7/25/24	21,909,464	22,163,531	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	10.150%	7/25/25	4,946,402	5,194,068	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	9.150%	5/25/30	12,183,000	12,992,429	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.700%	7/25/30	13,830,000	14,579,661	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	8.900%	10/25/30	21,245,000	22,566,949	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	9.500%	4/25/31	8,100,000	$8,618,909	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	9.250%	7/25/39	4,302,727	4,422,680	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.017%	6/25/42	14,098,934	14,439,553	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R08 1M2 (30 Day Average SOFR + 3.600%)	8.667%	7/25/42	3,000,000	3,067,606	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	1,162,595	1,093,481	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,176,788	2,986,289	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	2,062,265	1,931,410	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,943,877	4,672,234
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,770,991	9,153,053
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	5,849,236	5,553,083
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.940%	6/25/34	11,654,285	489,172	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.672%	6/25/29	52,064,654	1,318,077	(c)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) ACES, 2019- M19 A2	2.560%	9/25/29	6,079,674	$5,467,823
Federal National Mortgage Association (FNMA) ACES, 2019- M23 3A3	2.720%	10/25/31	6,876,789	6,043,472	(c)
Federal National Mortgage Association (FNMA) ACES, 2019- M28 AV	2.232%	2/25/27	10,387,930	9,653,402
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,341,010	2,894,365
Federal National Mortgage Association (FNMA) ACES, 2020- M36 X1, IO	1.541%	9/25/34	40,215,944	2,357,917	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	0.092%	10/25/35	1,164,988	61,144	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	0.255%	3/25/36	687,381	31,992	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	0.932%	7/25/36	1,633,689	133,237	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	5.371%	12/25/36	1,839,505	139,601	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	5.708%	12/25/36	2,159,185	123,802	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.330%	4/25/40	901,000	92,843	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	4,748,575	4,594,101
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	477,243	481,249

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	1.550%	10/25/26	202,386	$3,537	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	139,698	141,206
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	1.350%	4/25/42	1,139,117	119,674	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,843,223	1,914,914
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,665,313	2,832,680
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	165,199	146,536
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.500%	3/25/42	1,872,710	105,243	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	98,849	87,370
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.450%	7/25/42	206,250	21,794	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	348,668	13,493
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	237,549	5,862
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	10,205,804	9,214,849

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	12/25/42	1,487,750	$147,510	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	12/25/42	1,143,543	117,410	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	12/25/42	3,650,180	398,693	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,531,386	2,651,132
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	6,857,111	6,894,161
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	3/25/42	2,037,210	98,905	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,092,068	339,601
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	125,460	5,084
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,107,429	356,025
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	6/25/43	2,707,123	295,333	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.800%	12/25/43	5,987,094	587,408	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,666,296	7,234,913

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	2,375,368	$104,529	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	4,785,274	178,726	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	8/25/45	1,630,784	171,900	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	7,925,223	6,752,762
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.850%	11/25/45	9,153,375	930,576	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.950%	9/25/46	4,055,641	263,572	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.950%	10/25/57	17,080,823	1,807,641	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.050%	11/25/47	5,646,600	475,374	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,697,007	8,253,399
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,466,144
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	17,650,151	2,793,784
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	27,514,014	23,655,653

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,503,281	$1,262,827
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	7,684,747	1,225,870
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	49,421,060	7,294,583
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	19,728,930	2,599,841
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,507,307	1,071,518
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	39,280,559	5,855,714
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	8,309,299	6,855,965
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	42,582,742	6,370,127
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	13,357,456	2,244,604
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	8,475,153	7,326,564
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	16,616,128	2,250,615
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	264,084	48,388
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	53,381,677	8,522,336
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	498,152	106,659

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	229,006	$44,934
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	118,784	23,337	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	101,198	21,636	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	152,783	24,878
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	701,583	150,583
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	888,804	27,781
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	51,977	1,966
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,646,362	251,111
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,227,090	226,104
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	569,243	104,210
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	5.480%	6/25/37	6,739,564	1,661,480	(c)
FREMF Mortgage Trust, 2019- K103 X2A, IO	0.100%	12/25/51	685,994,466	3,348,030	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	1.844%	4/20/36	313,481	19,072	(c)

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	1.434%	8/20/37	1,227,564	$34,776	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.334%	4/20/40	185,526	18,559	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.504%	1/20/40	19,119	125	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	20,483,362	20,261,716
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	789,639	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	6.160%	5/20/60	201,556	201,820	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	5.444%	8/20/58	557,406	553,786	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	5.474%	12/20/60	178,929	177,666	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	5.494%	12/20/60	2,654,243	2,637,388	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	44,797	5
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	5.544%	2/20/61	872,022	866,572	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	5.574%	3/20/61	2,587,882	2,574,221	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	5.594%	3/20/61	1,905,170	1,895,753	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.904%	3/20/42	857,876	$86,596	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	156,350	1,907
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	8/16/42	1,436,560	132,674	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.610%	1/16/54	21,677,014	355,930	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.062%	10/16/48	22,021,170	29,830	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	7,937,436	116,161	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.841%	11/16/47	3,211,156	2,885,523	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	926,482	25,858	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	238,107	224,177	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	801,484	17,394
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	304,853	49,677
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.004%	2/20/46	11,994,988	1,274,026	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,263,781	441,568

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	10/16/46	4,783,778	$625,088	(c)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. USD LIBOR + 0.920%)	5.120%	7/20/65	170,036	169,448	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.449%	8/16/58	12,316,327	304,570	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.681%	2/16/57	16,632,725	582,190	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.593%	7/16/58	7,172,344	195,043	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,819,974	150,131	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.506%	4/16/57	28,922,411	833,182	(c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.503%	12/16/59	3,696,142	113,062	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	1.763%	7/20/67	20,288,252	1,005,703	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.163%	9/20/67	15,868,256	684,874	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.153%	10/20/67	8,101,124	310,482	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.035%	11/20/67	2,428,484	79,220	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,026,913	2,666,801
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	5.394%	2/20/68	6,717,350	6,645,521	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	5.394%	5/20/68	12,573,908	$12,534,802	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	5.394%	5/20/68	6,758,105	6,688,793	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	5.394%	7/20/68	4,683,457	4,632,148	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG	3.765%	10/20/68	3,925,826	3,877,099	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	4,012,217	3,569,290
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	24,414,768	3,197,700
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	15,806,713	2,631,568
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,539,115	912,827
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	25,844,129	19,864,001
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	23,539,488	1,321,194	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	6,625,560	910,221
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	20,252,280	2,800,975
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	9,621,172	1,308,314
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	9,130,335	1,239,226

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	6,316,003	$858,000
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	8,735,175	1,243,974
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	28,451,977	3,778,753
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	64,001,719	6,809,220
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,551,437	466,030	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL	4.855%	5/20/70	17,291,742	17,127,059	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	6.344%	4/20/70	4,309,438	4,344,628	(c)
Government National Mortgage Association (GNMA), 2020-H12 F	4.547%	7/20/70	1,636,221	1,590,497	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA	4.423%	7/20/70	5,702,107	5,503,055	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC	4.389%	7/20/70	2,126,526	2,055,839	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	5.494%	8/20/70	46,731	46,298	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	20,674,706	15,828,861
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	39,534,930	30,497,818
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,593,970	266,388
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	464,256	79,794

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	21,802,070	$1,296,525	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	32,086,424	1,923,591	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	29,048,675	1,801,012	(c)
Government National Mortgage Association (GNMA), 2021-77 LC	1.250%	7/20/50	1,760,388	1,392,425
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.872%	11/16/63	9,507,371	614,418	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	3,684,774	386,045
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.880%	7/16/63	21,381,158	1,389,168	(c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	1,728,002
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,155,510	453,397	(c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,480,573	1,218,534
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	28,388,999	1,382,955	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	65,062,978	3,312,382	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	9,882,426
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	5,330,197	4,305,648
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	31,215,941
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	4,293,401

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	24,999,470	$20,896,647
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	16,429,514	12,225,863	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.695%	7/16/64	10,834,301	703,855	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	21,922,396	1,348,857	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	14,200,000	10,746,098	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	59,500,000	47,048,542
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	60,000,000	3,552,648	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	5.790%	10/25/45	1,280,726	1,258,858	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	5.710%	11/25/45	8,060,357	4,527,216	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	5.610%	4/25/36	20,174	34,062	(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	6.993%	9/15/31	125,545,753	103,560,219	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	9.643%	11/15/32	12,548,000	11,988,253	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,209,599	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.160%	5/10/50	16,340,000	14,698,456	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	4,993,436
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	24,506,211	22,087,271	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	81

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
GSR Mortgage Loan Trust, 2005- AR7 1A1	4.157%	11/25/35	532,586	$301,868	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	5.637%	6/19/35	1,330,060	1,269,854	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	4.423%	6/19/45	1,857,775	949,964	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.720%	2/25/36	459,645	174,726	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	5.337%	11/19/46	95,628	70,491	(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	23,240,822	23,063,149	(a)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	5.670%	11/25/35	1,282,147	1,106,284	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.650%	5/25/37	3,381,366	3,162,475	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.837%	8/25/35	105,018	51,639	(c)
Jefferies Resecuritization Trust, 2015-R1 A2	3.975%	12/26/36	14,089,920	7,468,754	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.430%	8/15/46	4,000,000	3,854,000	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.048%	1/15/47	1,602,000	1,447,320	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,653,251
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.368%	7/15/48	19,921,000	18,187,941	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.776%	8/15/48	10,543,000	8,684,173	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	572,333
JPMorgan Chase Commercial Mortgage Securities Trust, 2015- FL7 D (1 mo. USD LIBOR + 3.750%)	8.943%	5/15/28	10,175,200	9,102,226	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016- JP3 C	3.536%	8/15/49	1,510,000	1,122,715	(c)

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.735%	2/15/51	887,454	$784,176	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,660,610	4,988,345	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,399,308	3,911,143	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	7,063,345	6,227,147	(a)(c)
JPMorgan Mortgage Trust, 2022- LTV1 A3	3.520%	7/25/52	12,613,625	10,420,066	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	3.765%	9/27/36	9,993,013	8,850,844	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (6.250% to 10/25/23 then 7.250%)	6.250%	11/25/59	49,612,701	49,251,238	(a)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	2,962,515	2,911,074	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	21,281,438	19,939,550	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	5.679%	7/25/34	66,777	64,664	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	5.360%	4/25/46	71,438	63,514	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,209,546	817,758	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,545,170	1,188,356	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	5.500%	5/25/35	1,704,804	910,608	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	8.344%	11/15/38	35,957,432	34,091,475	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	7.362%	4/15/38	159,000	154,587	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	83

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,979,950	$506,161
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	312,654	79,927
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	144,239	140,240
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A4	3.337%	5/15/50	17,000,000	15,705,030
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.248%	7/25/34	7,638	6,993	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.162%	7/25/35	513,850	448,263	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.510%	4/16/36	26,840,334	25,538,079	(a)(c)
Multifamily Trust, 2016-1 B	2.460%	4/25/46	1,291,659	1,291,654	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step bond (5.000% to 6/1/26 then 6.000%)	5.000%	6/25/62	14,409,181	13,950,111	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	45,389	23,696
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	3.725%	2/26/46	8,476,371	7,417,765	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	24,242,117	23,920,288	(a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	41,068,218	40,395,193	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 3.700%)	8.878%	11/27/31	4,365,314	4,259,611	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	8.078%	2/27/24	16,757,884	16,401,380	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	2.000%	6/25/36	6,070,384	636,262	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	18,392,022	14,171,796	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	26,365,399	20,655,176	(a)(c)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	51,129,856	$50,963,991	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	353,125	149,592
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	125,439	83,539
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	5.600%	1/25/37	5,034,802	1,662,520	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	3.814%	3/25/36	4,266,090	3,088,653	(a)(c)
Redwood Funding Trust, 2019-1 PT, Step bond (4.468% to 7/29/23 then 4.968%)	4.468%	9/27/24	27,148,972	26,918,206	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	0.892%	7/25/36	6,475,486	196,469	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	5.550%	5/25/34	3,962	3,798	(c)
SCOTT Trust, 2023-SFS A	5.910%	3/15/40	23,380,000	23,255,006	(a)
Shops at Crystals Trust, 2016- CSTL A	3.126%	7/5/36	6,160,000	5,537,769	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.116%	1/15/27	15,000,000	14,830,722	(a)(c)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	15,737,035	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	4.951%	7/25/34	340	326	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	5.510%	7/25/46	74,157	61,739	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	5.886%	10/19/33	42,401	38,947	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	5.500%	4/25/36	15,510,909	4,072,369	(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.575%	11/25/60	8,883,500	7,507,526	(a)(c)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. USD LIBOR + 1.000%)	6.150%	5/25/58	14,155,271	14,130,924	(a)(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	4,975,973

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	85

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (i) — continued
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000		$5,472,814
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	20,000,000		19,281,608
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000		50,635,975	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.867%	2/15/51	1,635,828		1,456,337	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.154%	9/25/33	3,619		3,368	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	1,624,819		1,539,890	(a)(c)
Wells Fargo Alternative Loan Trust, 2007—PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	0.310%	3/25/37	5,734,457		219,413	(c)
Wells Fargo Alternative Loan Trust, 2007—PA2 2A1 (1 mo. USD LIBOR + 0.430%)	5.580%	6/25/37	1,945,041		1,568,967	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.435%	7/15/46	450,000		343,203	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000		5,289,620
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.302%	11/15/50	30,015,482		1,165,801	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000		7,059,966
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000		6,255,840	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		259,627	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.115%	3/15/47	27,718,418		97,034	(c)
Total Collateralized Mortgage Obligations (Cost — $3,129,915,376)					2,878,471,612
Sovereign Bonds — 7.9%
Argentina — 0.2%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	110,409	(g)
Argentine Republic Government
International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,679,754

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	44,413,058		$14,859,109
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000		7,169,060
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/ 23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	61,333,394		23,536,690	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (5.250% to 9/1/ 23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	6,590,000		2,528,91	(j)
Total Argentina					49,883,935
Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	350,000,000	BRL	72,705,355
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	370,741,000	BRL	74,635,905
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,984,000		3,534,468
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		42,724,701
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	26,170,000		22,098,463
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	61,520,000		45,445,007
Total Brazil					261,143,899
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	18,010,000		13,368,998
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		14,743,546
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	18,340,000		13,702,419
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		6,895,000
Total Colombia					48,709,963

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	87

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — 1.5%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	11,090,000		$9,831,137
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		2,519,674
Indonesia Treasury Bond	7.000%	5/15/27	1,534,037,000,000	IDR	106,024,537
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	245,675,776
Total Indonesia					364,051,124
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	13,840,000		12,242,864
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		6,268,280
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		3,809,160	(j)
Total Israel					22,320,304
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	5,780,000		5,512,212	(j)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		5,742,053	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		24,235,249	(a)
Total Kenya					35,489,514
Mexico — 3.9%
Mexican Bonos, Bonds	8.000%	11/7/47	6,080,860,000	MXN	324,843,044
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,887,410,000	MXN	157,595,536
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	430,375,400
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	31,150,000		24,965,763
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	23,680,000		19,517,790
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	8,690,000		7,776,842
Total Mexico					965,074,375
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		7,104,563	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		7,794,142	(a)
Total Nigeria					14,898,705

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount		Value
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	38,590,000		$29,585,671
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		6,125,739
Total Panama					35,711,410
Paraguay — 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		9,783,497	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	13,840,000		11,865,863
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,619,607
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	13,780,000		14,261,060
Total Peru					28,746,530
Russia — 0.5%
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	1,426,490	*(d)(k)
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	15,016,491	*(d)(k)
Russian Federal Bond — OFZ	7.050%	1/19/28	9,423,889,000	RUB	52,489,482	*(d)(k)
Russian Federal Bond — OFZ	6.900%	5/23/29	5,316,800,000	RUB	2,970,280	*(d)(k)
Russian Federal Bond — OFZ	7.650%	4/10/30	7,332,630,000	RUB	27,446,15	7*(d)(k)
Russian Federal Bond — OFZ	7.250%	5/10/34	309,130,000	RUB	1,157,079	*(d)(k)
Russian Federal Bond — OFZ	7.700%	3/16/39	5,422,870,000	RUB	20,297,893	*(d)(k)
Total Russia					120,803,872
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1
Total Sovereign Bonds (Cost — $2,413,066,338)					1,956,617,129
Senior Loans — 3.2%
Communication Services — 0.3%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	8.050%	4/29/26	14,020,591		14,021,502	(c)(l)(m)
Interactive Media & Services — 0.0%††
Rackspace Technology Global Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.996%	2/15/28	5,823,401		2,702,728	(c)(l)(m)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	89

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.2%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	6.795%	4/30/25	16,851,383	$16,861,915	(c)(l)(m)
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	6.795%	2/1/27	2,343,206	2,331,970	(c)(l)(m)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.717%	9/18/26	3,780,521	3,781,183	(c)(l)(m)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. Term SOFR + 3.600%)	8.842%	12/17/26	7,646,208	6,867,251	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.693%	1/31/28	19,335,838	19,199,327	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	8.443%	1/31/29	4,840,000	4,826,157	(c)(l)(m)
Total Media				53,867,803
Total Communication Services				70,592,033
Consumer Discretionary — 0.4%
Automobile Components — 0.0%††
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	8.852%	5/6/30	7,310,000	7,301,996	(c)(l)(m)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	7.943%	9/23/26	10,542,934	10,553,108	(c)(l)(m)
Hotels, Restaurants & Leisure — 0.2%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.693%	8/17/28	11,907,700	11,904,008	(c)(l)(m)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.452%	2/6/30	2,054,850	2,057,532	(c)(l)(m)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.437%	3/29/27	3,379,721	3,375,496	(c)(l)(m)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.500%)	7.717%	5/29/26	10,178,222	10,198,222	(c)(l)(m)

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.248%	4/13/29	19,046,953	$19,051,429	(c)(l)(m)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.450%	2/8/27	9,112,792	9,097,574	(c)(l)(m)
Total Hotels, Restaurants & Leisure				55,684,261
Specialty Retail — 0.1%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.943%	3/6/28	5,512,849	5,478,394	(c)(l)(m)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	7.967%	10/19/27	18,486,858	18,267,327	(c)(l)(m)(n)
Total Specialty Retail				23,745,721
Total Consumer Discretionary				97,285,086
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.753%	3/31/28	22,674,884	21,976,951	(c)(l)(m)
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.442%	12/22/27	4,711,370	4,693,726	(c)(l)(m)
Total Consumer Staples				26,670,677
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	7.102%	8/4/28	1,715,168	1,714,860	(c)(l)(m)
Financials — 0.8%
Capital Markets — 0.1%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.753%	11/1/28	5,135,734	5,062,986	(c)(l)(m)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	91

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	8.038%	2/1/27	10,350,025	$10,210,300	(c)(l)(m)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.352%	6/30/28	20,035,462	19,915,750	(c)(l)(m)
Total Capital Markets				35,189,036
Consumer Finance — 0.1%
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.750%)	6.952%	11/16/26	16,841,837	16,819,606	(c)(l)(m)
Financial Services — 0.4%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	8.302%	10/22/26	9,363,717	9,335,486	(c)(l)(m)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	2/2/28	15,022,504	15,020,175	(c)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.992%	4/9/27	16,847,445	16,393,154	(c)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.538%	11/5/28	35,690,000	35,737,824	(c)(l)(m)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.189%	1/13/29	10,596,500	10,574,989	(c)(l)(m)
Total Financial Services				87,061,628
Insurance — 0.2%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.952%	2/19/28	3,303,400	3,299,618	(c)(l)(m)
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	7.443%	2/19/28	341,527	338,967	(c)(l)(m)
Asurion LLC, New Term Loan B8 (3 mo. USD LIBOR + 3.250%)	8.788%	12/23/26	16,184,291	15,621,887	(c)(l)(m)
Asurion LLC, New Term Loan B9 (3 mo. USD LIBOR + 3.250%)	8.788%	7/31/27	9,485,759	8,992,215	(c)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.452%	8/21/28	17,738,205	16,912,314	(c)(l)(m)
Total Insurance				45,165,001
Total Financials				184,235,271

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.7%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.250%)	8.352%	10/23/28	14,391,761	$14,243,310	(c)(l)(m)(n)
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.253%	2/18/27	11,464,109	8,515,999	(c)(l)(m)
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	9.439%	10/2/25	14,750,648	8,370,993	(c)(l)(m)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.414%	11/15/27	12,294,163	12,117,434	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	8.352%	3/5/26	17,668,809	17,477,367	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.500%)	8.602%	3/5/26	1,283,152	1,270,481	(c)(l)(m)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	8.023%	12/11/26	27,759,289	27,407,995	(c)(l)(m)
Total Health Care Providers & Services				75,160,269
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	3,712,880	3,582,929	(o)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.589%	2/15/29	30,147,316	29,092,160	(c)(l)(m)
Total Health Care Technology				32,675,089
Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.753%	7/3/28	16,276,309	16,296,654	(c)(l)(m)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.753%	7/3/28	4,056,172	4,061,243	(c)(l)(m)
Total Life Sciences Tools & Services				20,357,897

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	93

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.342%	10/1/27	18,267,416	$18,016,239	(c)(l)(m)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.693%	5/5/28	11,714,464	11,711,301	(c)(l)(m)
Total Pharmaceuticals				29,727,540
Total Health Care				172,164,105
Industrials — 0.6%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	7.396%	12/1/27	3,045,004	3,044,775	(c)(l)(m)
Building Products — 0.2%
EMRLD Borrower LP, Initial Term B Loan	—	5/31/30	2,610,000	2,613,263	(n)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.666%	2/25/29	27,925,765	26,625,541	(c)(l)(m)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. Term SOFR + 3.000%)	8.217%	3/19/29	3,884,015	3,892,657	(c)(l)(m)
Total Building Products				33,131,461
Commercial Services & Supplies — 0.2%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.217%	7/30/29	10,918,718	10,931,002	(c)(l)(m)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.952%	5/12/28	23,466,062	22,853,363	(c)(l)(m)
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	10/1/26	8,815,363	8,838,018	(c)(l)(m)
Garda World Security Corp., Term Loan B2 (1 mo. Term SOFR + 4.350%)	9.427%	10/30/26	6,749,555	6,724,244	(c)(l)(m)
GFL Environmental Inc., 2023 Refinancing Term Loan (3 mo. Term SOFR + 3.100%)	8.145%	5/31/27	2,022,420	2,026,445	(c)(l)(m)
Total Commercial Services & Supplies				51,373,072

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.702%	6/7/28	2,917,203	$2,876,785	(c)(l)(m)
Ground Transportation — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.000%)	7.342%	12/30/26	17,204,810	17,209,283	(c)(l)(m)
Passenger Airlines — 0.1%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.839%	8/11/28	14,582,700	14,602,241	(c)(l)(m)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	5,227,105	5,436,190	(c)(l)(m)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	9.292%	4/21/28	10,549,293	10,561,055	(c)(l)(m)
Total Passenger Airlines				30,599,486
Trading Companies & Distributors — 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	7.288%	10/6/23	5,500,000	5,503,437	(c)(l)(m)
Total Industrials				143,738,299
Information Technology — 0.3%
Communications Equipment — 0.0%††
CommScope Inc., Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.467%	4/6/26	1,925,000	1,848,241	(c)(l)(m)
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.967%	7/2/29	17,551,142	17,545,700	(c)(l)(m)
Software — 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.952%	10/8/28	8,227,770	8,050,380	(c)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	9.264%	10/16/26	17,916,056	17,790,106	(c)(l)(m)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	10.030%	7/27/28	24,218,372	18,315,144	(c)(l)(m)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	8.952%	2/1/28	21,598,613	21,263,078	(c)(l)(m)
Total Software				65,418,708
Total Information Technology				84,812,649
Total Senior Loans (Cost — $803,705,924)				781,212,980

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	95

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 3.0%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.654%	7/1/39	1,125,000	$1,043,396	(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	16,770,000	15,847,113	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,425,047	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,047,165	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	27,050,000	26,427,314	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	3.534%	9/25/34	575,484	558,951	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	6.650%	10/25/37	23,685,000	23,057,842	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	6.900%	10/25/37	81,697,500	68,367,728	(a)(c)
CLI Funding VIII LLC, 2023-1A A	6.310%	6/18/48	10,000,000	9,994,781	(a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	6.550%	12/28/48	13,581,186	13,477,308	(a)(c)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	321,931	119,143	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	6,656,686	5,808,130	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	5.343%	11/15/36	239,033	224,187	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	5.333%	1/15/37	1,797,705	1,625,870	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.199%	8/9/24	54,697,950	52,844,399	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	59,183,518	57,119,197	(a)(c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	35,371,350	28,113,588	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	377,046	307,682	(a)

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	6.300%	11/25/69	6,552,906	$6,467,044	(a)(c)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,981,916	3,687,207
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	33,520,000	31,763,726
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.656%	8/17/37	10,000,000	10,000,673	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	5.650%	10/25/34	951,763	949,661	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	5.550%	10/25/46	4,388,397	3,736,056	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,556,257	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	51,540,000	44,989,338	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	40,560,434	33,024,825	(a)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,304,314	5,392,603	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,254,553	5,790,132	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	19,980,743	15,669,867	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,171,230	4,616,992	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.320%)	5.470%	10/25/36	3,062,553	952,475	(c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	8,955,345	7,798,821	(a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.711%	9/17/37	15,590,000	15,662,440	(a)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	6.170%	10/25/33	56,975	56,144	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	97

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	13,958,069	$12,873,667	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	5.520%	6/25/33	9,392,794	8,831,028	(c)
National Collegiate Student Loan
Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	5.500%	3/25/33	5,474,430	5,130,411	(c)
National Collegiate Student Loan
Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	5.460%	5/25/32	2,080,925	1,976,756	(c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,121,210	1,878,231	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	806,654	(a)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,729,695	5,092,381	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	20,665,280	18,101,223
Origen Manufactured Housing Contract Trust, 2006-A A2	6.769%	10/15/37	3,990,666	3,487,060	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.644%	4/15/37	5,111,084	4,709,271	(c)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2	6.950%	7/25/35	1,209,252	1,187,151	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	4.555%	8/25/33	604,135	587,835	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	6.390%	3/25/34	3,795,874	3,398,174	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,328,696	7,074,154
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	6.650%	10/25/32	968,153	961,926	(a)(c)
2020-A A2B (1 mo. USD LIBOR + 0.830%)	6.023%	9/15/37	2,978,404	2,934,313	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	15,841,688	(a)

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	$9,882,410	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	17,251,215	14,806,285	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	22,441,655	19,425,961	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	10,512,091	9,407,636	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	5.370%	2/25/36	1,077,325	24,702	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.888%	5/25/31	3,486,555	2,779,994	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,349,600	2,062,184	(a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	26,864,096	21,508,516	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	17,649,290	14,896,530	(a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	21,708,000	18,587,551	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,718,508	3,388,679
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	7,406,092	6,467,127
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,871,050	3,356,591	(a)
Total Asset-Backed Securities (Cost — $852,083,881)				729,989,191

			Face Amount†
U.S. Government & Agency Obligations — 2.8%
U.S. Government Obligations — 2.8%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,412,348
U.S. Treasury Bonds	2.250%	5/15/41	1,150,000	886,601
U.S. Treasury Bonds	3.625%	2/15/44	262,096,000	245,704,763	(e)(p)
U.S. Treasury Bonds	3.125%	8/15/44	12,600,000	10,909,828
U.S. Treasury Bonds	2.875%	8/15/45	290,380,000	239,801,702	(e)(p)(q)
U.S. Treasury Bonds	3.000%	2/15/49	56,770,000	48,047,157
U.S. Treasury Bonds	2.000%	2/15/50	13,480,800	9,248,829
U.S. Treasury Bonds	3.625%	5/15/53	73,870,000	71,007,537

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	99

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	$5,673,707
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	56,399,197
Total U.S. Government & Agency Obligations (Cost — $843,527,519)				692,091,669
U.S. Treasury Inflation Protected Securities — 1.2%
U.S. Treasury Notes, Inflation Indexed (Cost—$311,733,476)	1.125%	1/15/33	313,846,491	300,891,686	(e)(p)

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
Australian Dollar Futures, Call @ $65.500	7/7/23	144	144,000	190,080
Australian Dollar Futures, Call @ $66.000	7/7/23	143	143,000	127,270
Australian Dollar Futures, Call @ $67.500	7/7/23	287	287,000	31,570
Euro Futures, Call @ $1.080	7/7/23	143	17,875,000	277,063
Euro Futures, Call @ $1.085	7/7/23	286	35,750,000	393,250
Japanese Yen Futures, Call @ $73.000	7/7/23	292	365,000	1,825
SOFR 1—Year Mid-Curve Futures, Put @ $97.000	10/13/23	9,541	23,852,500	26,357,013
SOFR 1—Year Mid-Curve Futures, Put @ $95.875	12/15/23	4,600	11,500,000	4,801,250
SOFR 1—Year Mid-Curve Futures, Put @ $96.000	12/15/23	10,819	27,047,500	12,982,800
U.S. Treasury 5—Year Notes Futures, Call @ $107.000	7/21/23	1,600	1,600,000	925,000
U.S. Treasury 5—Year Notes Futures, Call @ $107.250	7/21/23	601	601,000	272,328
U.S. Treasury 5—Year Notes Futures, Call @ $107.750	7/21/23	600	600,000	164,063
U.S. Treasury 5—Year Notes Futures, Call @ $108.000	7/21/23	3,251	3,251,000	660,359
U.S. Treasury 5—Year Notes Futures, Call @ $108.250	7/21/23	300	300,000	44,531
U.S. Treasury 5-Year Notes Futures, Put @ $108.250	7/21/23	845	845,000	1,102,461

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.000		7/5/23	300	300,000	$234,375
U.S. Treasury 10-Year Notes Futures, Call @ $112.000		7/21/23	1,200	1,200,000	1,012,500
U.S. Treasury 10-Year Notes Futures, Call @ $113.250		7/21/23	484	484,000	158,813
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		7/21/23	1,398	1,398,000	371,344
U.S. Treasury Long-Term Bonds Futures, Call @ $126.000		7/21/23	400	400,000	700,000
U.S. Treasury Long-Term Bonds Futures, Call @ $126.500		7/21/23	100	100,000	145,313
U.S. Treasury Long-Term Bonds Futures, Call @ $128.000		7/21/23	549	549,000	420,328
U.S. Treasury Long-Term Bonds Futures, Call @ $128.500		7/21/23	400	400,000	243,750
Total Exchange-Traded Purchased Options (Cost—$33,370,757)					51,617,286

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Australian Dollar, Put @ $0.680 (Cost — $2,147,625)	Bank of America N.A.	8/25/23	246,740,000	246,740,000	1,746,867
Total Purchased Options (Cost — $35,518,382)					53,364,153

			Shares
Investments in Underlying Funds — 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $58,143,964)				2,000,000	51,120,000
Total Investments before Short-Term Investments (Cost — $27,692,418,887)					24,951,695,883

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	101

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 1.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $288,079,767)	5.044%	288,079,767	$288,079,767	(r)(s)
Total Investments — 102.2% (Cost — $27,980,498,654)			25,239,775,650
Liabilities in Excess of Other Assets — (2.2)%			(531,666,573)
Total Net Assets — 100.0%			$24,708,109,077

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2023.

(e)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Fund held TBA securities with a total cost of $726,193,376.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan has not settled as of June 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(o)

All or a portion of this loan is unfunded as of June 30, 2023. The interest rate for fully unfunded term loans is to be determined. At June 30, 2023, the total principal amount and market value of unfunded commitments totaled $3,695,880 and $3,582,929, respectively.

(p)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(q)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(r)	Rate shown is one-day yield as of the end of the reporting period.

(s)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $288,079,767 and the cost was $288,079,767 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	103

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CMT	— Constant Maturity Treasury

ETF	— Exchange-Traded Fund

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At June 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
Euro-Bund Futures, Call	7/21/23	133.000	EUR	842	84,200,000	EUR	$(1,359,810)
Euro-Bund Futures, Call	7/21/23	135.000	EUR	1,403	140,300,000	EUR	(872,644)
Euro-Bund Futures, Call	8/25/23	136.000	EUR	280	28,000,000	EUR	(284,148)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250		9,541	23,852,500		(12,880,350)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500		9,541	23,852,500		(16,935,275)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		9,200	23,000,000		(4,140,000)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		21,638	54,095,000		(11,765,662)
U.S. Treasury 2-Year Notes Futures, Call	7/21/23	102.500		2,472	4,944,000		(154,500)
U.S. Treasury 5-Year Notes Futures, Call	7/7/23	108.750		200	200,000		(1,563)
U.S. Treasury 5-Year Notes Futures, Call	7/14/23	108.500		900	900,000		(63,282)

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 5-Year Notes Futures, Call	7/14/23	$108.750	1,000	1,000,000	$(46,875)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	108.750	1,601	1,601,000	(137,587)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.000	1,202	1,202,000	(75,125)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.250	1,502	1,502,000	(70,406)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.500	2,986	2,986,000	(93,313)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	108.000	1,000	1,000,000	(523,438)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	109.500	3,786	3,786,000	(739,455)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.250	1,690	1,690,000	(1,029,844)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.500	3,902	3,902,000	(2,956,986)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	108.000	1,002	1,002,000	(1,111,594)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	113.000	1,023	1,023,000	(415,594)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.000	3,007	3,007,000	(516,828)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.500	2,652	2,652,000	(290,062)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	115.000	3,192	3,192,000	(249,375)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	115.500	600	600,000	(28,125)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	113.000	800	800,000	(700,000)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	112.500	400	400,000	(331,250)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	113.000	400	400,000	(456,250)
U.S. Treasury Long-Term Bonds Futures, Call	7/14/23	128.000	300	300,000	(168,750)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	127.000	700	700,000	(831,250)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	129.000	1,202	1,202,000	(563,437)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	130.000	2,000	2,000,000	(562,500)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	105

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Call		8/25/23	$130.000		100	100,000	$(101,563)
U.S. Treasury Long-Term Bonds Futures, Put		7/21/23	127.000		101	101,000	(129,406)
U.S. Treasury Long-Term Bonds Futures, Put		7/21/23	128.000		200	200,000	(371,875)
Total Exchange-Traded Written Options (Premiums received — $44,637,973)							(60,958,122)
OTC Written Options

	Counterparty
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	8/25/23	16.868	MXN	124,150,000	124,150,000	(550,571)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	8/29/23	16.846	MXN	124,150,000	124,150,000	(559,360)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	8/31/23	16.860	MXN	124,150,000	124,150,000	(583,292)
Total OTC Written Options (Premiums received — $2,050,709)							(1,693,223)
Total Written Options (Premiums received — $46,688,682)							$(62,651,345)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

EUR	— Euro

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	14,889	3/25	$3,580,302,137	$3,572,429,438	$(7,872,699)
3-Month SOFR	2,750	3/26	662,650,672	663,678,125	1,027,453
Australian 10-Year Bonds	4,149	9/23	325,063,289	321,083,577	(3,979,712)
British Pound	2,564	9/23	200,531,377	203,501,475	2,970,098
Euro	1,952	9/23	263,825,732	267,253,200	3,427,468
Euro-Bobl	1,021	9/23	130,132,830	128,914,270	(1,218,560)
Euro-Bund	2,477	9/23	362,062,198	361,486,167	(576,031)
Euro-OAT	1,574	9/23	220,950,289	220,533,266	(417,023)

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Japanese Yen	9,001	9/23	$818,509,888	$788,993,906	$(29,515,982)
Mexican Peso	3,793	9/23	106,883,156	109,010,820	2,127,664
U.S. Treasury 5-Year Notes	114,340	9/23	12,449,393,738	12,245,099,375	(204,294,363)
U.S. Treasury Long-Term Bonds	27,553	9/23	3,497,492,053	3,496,647,906	(844,147)
U.S. Treasury Ultra Long-Term Bonds	12,992	9/23	1,751,844,762	1,769,754,000	17,909,238
United Kingdom Long Gilt Bonds	2,345	9/23	288,423,967	283,817,695	(4,606,272)
					(225,862,868)
Contracts to Sell:
3-Month SOFR	199	9/23	47,204,870	47,153,050	51,820
3-Month SOFR	3,541	12/23	843,886,553	837,446,500	6,440,053
3-Month SOFR	21,198	3/24	5,072,576,274	5,015,446,800	57,129,474
Australian Dollar	118	9/23	7,932,845	7,880,040	52,805
Canadian Dollar	418	9/23	31,341,978	31,613,340	(271,362)
Euro-Buxl	755	9/23	113,953,464	115,010,298	(1,056,834)
Japanese 10-Year Bonds	745	9/23	763,598,073	766,968,710	(3,370,637)
U.S. Treasury 2-Year Notes	10,191	9/23	2,099,887,779	2,072,276,156	27,611,623
U.S. Treasury 10-Year Notes	75,652	9/23	8,623,733,155	8,493,119,441	130,613,714
U.S. Treasury Ultra 10-Year Notes	6,818	9/23	815,297,458	807,506,875	7,790,583
					224,991,239
Net unrealized depreciation on open futures contracts					$(871,629)

Abbreviations used in this schedule:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

OAT	— Receipt Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	107

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,100,875	EUR	1,000,000	Bank of America N.A.	7/18/23	$8,671
USD	2,204,900	EUR	2,000,000	Bank of America N.A.	7/18/23	20,492
USD	189,586,701	EUR	172,836,589	Bank of America N.A.	7/18/23	813,878
CAD	706,478,798	USD	525,339,915	BNP Paribas SA	7/18/23	8,102,065
USD	5,171,205	CAD	7,035,400	BNP Paribas SA	7/18/23	(141,026)
USD	7,399,600	CAD	10,062,799	BNP Paribas SA	7/18/23	(198,533)
USD	7,908,145	CAD	10,560,886	BNP Paribas SA	7/18/23	(66,078)
USD	1,099,900	EUR	1,000,000	BNP Paribas SA	7/18/23	7,696
JPY	4,210,771,393	USD	31,087,482	Goldman Sachs Group Inc.	7/18/23	(1,822,812)
JPY	7,943,630,000	USD	59,352,309	Goldman Sachs Group Inc.	7/18/23	(4,144,442)
USD	909,637	JPY	125,000,000	Goldman Sachs Group Inc.	7/18/23	40,892
USD	3,615,159	JPY	500,000,000	Goldman Sachs Group Inc.	7/18/23	140,182
USD	5,040,831	JPY	700,000,000	Goldman Sachs Group Inc.	7/18/23	175,862
USD	6,827,407	JPY	899,219,294	Goldman Sachs Group Inc.	7/18/23	577,873
USD	332,362,124	JPY	42,937,530,493	Goldman Sachs Group Inc.	7/18/23	33,948,240
ZAR	728,620,000	USD	40,398,765	Goldman Sachs Group Inc.	7/18/23	(1,758,014)
AUD	256,300,000	USD	173,794,467	JPMorgan Chase & Co.	7/18/23	(2,966,730)
IDR	732,660,071,858	USD	49,152,024	JPMorgan Chase & Co.	7/18/23	(291,441)
JPY	30,450,000,000	USD	218,493,364	JPMorgan Chase & Co.	7/18/23	(6,867,249)
USD	256,938,447	CNY	1,756,302,755	JPMorgan Chase & Co.	7/18/23	14,666,887
USD	158,656,539	IDR	2,376,674,953,873	JPMorgan Chase & Co.	7/18/23	157,762
AUD	702,904,721	USD	472,608,532	Morgan Stanley & Co. Inc.	7/18/23	(4,112,151)
CNH	45,675,834	USD	6,676,777	Morgan Stanley & Co. Inc.	7/18/23	(384,674)
EUR	4,792,943	NOK	54,772,624	Morgan Stanley & Co. Inc.	7/18/23	128,524
INR	4,359,319,201	USD	52,718,820	Morgan Stanley & Co. Inc.	7/18/23	385,661
MXN	267,108,571	USD	14,460,187	Morgan Stanley & Co. Inc.	7/18/23	1,088,188

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	750,000,000	USD	43,520,043	Morgan Stanley & Co. Inc.	7/18/23	$137,414
MXN	845,500,000	USD	48,739,854	Morgan Stanley & Co. Inc.	7/18/23	476,652
NOK	1,582,102,816	EUR	138,626,514	Morgan Stanley & Co. Inc.	7/18/23	(3,912,009)
USD	8,523,181	AUD	12,852,763	Morgan Stanley & Co. Inc.	7/18/23	(43,375)
USD	67,326,831	AUD	100,606,629	Morgan Stanley & Co. Inc.	7/18/23	271,027
USD	268,716,123	GBP	215,481,434	Morgan Stanley & Co. Inc.	7/18/23	(4,981,174)
USD	2,281,302	MXN	42,044,985	Morgan Stanley & Co. Inc.	7/18/23	(166,134)
USD	31,041,516	MXN	531,610,000	Morgan Stanley & Co. Inc.	7/18/23	96,529
MXN	558,444,000	USD	32,280,000	Goldman Sachs Group Inc.	9/5/23	(65,778)
Net unrealized appreciation on open forward foreign currency contracts						$29,322,875

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	109

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

At June 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,333,985,000		11/30/27	Daily SOFR Compound annually	2.980% annually	$(49,214,848)	$251,092	$(49,465,940)
2,008,320,000		11/30/27	Daily SOFR Compound annually	3.450% annually	(37,955,480)	(276,090)	(37,679,390)
348,007,000		2/15/29	2.850% annually	Daily SOFR Compound annually	17,152,290	(632,734)	17,785,024
123,005,000		4/30/29	3.270% annually	Daily SOFR Compound annually	3,445,306	1,862,629	1,582,677
56,738,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(170,228)	(29,321)	(140,907)
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(8,105,364)	995,384	(9,100,748)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(8,207,142)	1,211,849	(9,418,991)
217,917,000		9/30/29	3.250% annually	Daily SOFR Compound annually	6,187,052	96,070	6,090,982
12,221,800,000	JPM	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	7,529,941	16,343	7,513,598
42,550,000		2/15/47	1.520% annually	Daily SOFR Compound annually	12,439,014	206,535	12,232,479
263,796,000		2/15/48	2.600% annually	Daily SOFR Compound annually	31,189,659	29,179,472	2,010,187
390,527,000		2/15/48	3.50% annually	Daily SOFR Compound annually	17,162,954	14,692,604	2,470,350

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	411,662,000	5/15/48	3.150% annually	Daily SOFR Compound annually	$10,920,710	(77,290,931)	$88,211,341
	95,958,000	4/21/52	2.500% annually	Daily SOFR Compound annually	12,581,537	89,421	12,492,116
Total					$14,955,401	$(29,627,377)	$44,582,778

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	1.152%	1.000% quarterly	$(227,809)	$(1,452,053)	$1,224,244
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	1.369%	1.000% quarterly	(873,477)	(1,569,486)	696,009
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	25,010,000	6/20/26	1.820%	1.000% quarterly	(557,281)	(1,466,008)	908,727
Total	$154,690,000				$(1,658,567)	$(4,487,547)	$2,828,980

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	111

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$5,771,695,500	6/20/28	1.000% quarterly	$86,348,743	$41,567,107	$44,781,636

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.40 Index	$304,031,100	6/20/28	5.000% quarterly	$(8,491,693)	$876,182	$(9,367,875)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$146,660,00	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(15,714,139)	—	$(15,714,139)

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Western Asset Core Plus Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

JPY	— Japanese Yen

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

TONA	— Tokyo Overnight Average Rate

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	113

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost— $27,692,418,887)	$24,951,695,883
Investments in affiliated securities, at value (Cost — $288,079,767)	288,079,767
Foreign currency, at value (Cost — $136,717,487)	137,339,512
Cash	22,200,776
Deposits with brokers for centrally cleared swap contracts	429,075,808
Interest receivable	189,530,017
Receivable for securities sold	107,936,973
Unrealized appreciation on forward foreign currency contracts	61,244,495
Foreign currency collateral for open futures contracts and exchangetraded options, at value (Cost — $48,933,507)	51,482,985
Receivable for Fund shares sold	32,650,798
Receivable from brokers — net variation margin on open futures contracts	21,850,077
Deposits with brokers for TBA securities	3,910,000
Receivable for premiums on written options	3,229,224
Deposits with brokers for open futures contracts and exchange-traded options	2,662,190
Principal paydown receivable	981,811
Dividends receivable from affiliated investments	542,039
Prepaid expenses	31,684
Total Assets	26,304,444,039

Liabilities:
Payable for securities purchased	965,258,886
Payable to brokers — net variation margin on centrally cleared swap contracts	428,652,602
Written options, at value (premiums received — $46,688,682)	62,651,345
Payable for Fund shares repurchased	57,398,451
Unrealized depreciation on forward foreign currency contracts	31,921,620
OTC swaps, at value (premiums received — $0)	15,714,139
Distributions payable	11,392,838
Investment management fee payable	7,085,513
Payable for open OTC swap contracts	4,602,055
Due to brokers for TBA securities	3,860,000
Service and/or distribution fees payable	523,723
Accrued foreign capital gains tax	506,825
Directors’ fees payable	143,802
Payable to brokers for option premiums	104,021
Accrued expenses	6,519,142
Total Liabilities	1,596,334,962
Total Net Assets	$24,708,109,077

Net Assets:
Par value (Note 7)	$2,613,281
Paid-in capital in excess of par value	32,914,037,279
Total distributable earnings (loss)	(8,208,541,483)
Total Net Assets	$24,708,109,077

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Net Assets:
Class A	$1,386,454,709
Class C	$119,944,763
Class C1	$110,877
Class FI	$107,950,152
Class R	$289,874,255
Class I	$14,840,569,637
Class IS	$7,963,204,684

Shares Outstanding:
Class A	146,762,720
Class C	12,678,250
Class C1	11,702
Class FI	11,417,506
Class R	30,700,756
Class I	1,569,316,186
Class IS	842,393,463

Net Asset Value:
Class A (and redemption price)	$9.45
Class C*	$9.46
Class C1*	$9.48
Class FI (and redemption price)	$9.45
Class R (and redemption price)	$9.44
Class I (and redemption price)	$9.46
Class IS (and redemption price)	$9.45
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.82

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	115

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$583,386,077
Dividends from affiliated investments	16,180,718
Less: Foreign taxes withheld	(2,740,834)
Total Investment Income	596,825,961

Expenses:
Investment management fee (Note 2)	51,937,903
Transfer agent fees (Note 5)	10,929,791
Service and/or distribution fees (Notes 2 and 5)	3,285,664
Registration fees	441,890
Legal fees	407,844
Custody fees	323,161
Fund accounting fees	300,108
Directors’ fees	273,429
Commitment fees (Note 9)	119,758
Insurance	102,104
Shareholder reports	45,519
Audit and tax fees	44,522
Interest expense	13,843
Fees recaptured by investment manager (Note 2)	519
Miscellaneous expenses	62,904
Total Expenses	68,288,959
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,979,220)
Net Expenses	61,309,739
Net Investment Income	535,516,222

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(823,180,261)	†
Futures contracts	(349,388,096)
Written options	248,339,723
Swap contracts	475,870,395
Forward foreign currency contracts	(33,160,558)
Foreign currency transactions	14,571,460
Net Realized Loss	(466,947,337)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,156,277,102	‡
Futures contracts	32,947,041
Written options	(9,990,722)
Swap contracts	(473,137,848)
Forward foreign currency contracts	30,770,026
Foreign currencies	429,789
Change in Net Unrealized Appreciation (Depreciation)	737,295,388
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	270,348,051
Increase in Net Assets From Operations	$805,864,273

†	Net of foreign capital gains tax of $40,617.

‡	Net of change in accrued foreign capital gains tax of $183,821.

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:	$535,516,222	$1,013,366,916
Net investment income
Net realized loss	(466,947,337)	(4,617,728,238)
Change in net unrealized appreciation (depreciation)	737,295,388	(3,956,902,917)
Increase (Decrease) in Net Assets From Operations	805,864,273	(7,561,264,239)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(529,425,490)	(1,029,135,902)
Return of capital	—	(2,875,361)
Decrease in Net Assets From Distributions to Shareholders	(529,425,490)	(1,032,011,263)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,409,215,887	11,918,308,059
Reinvestment of distributions	461,396,372	892,876,555
Cost of shares repurchased	(5,965,567,919)	(19,363,917,266)
Decrease in Net Assets From Fund Share Transactions	(2,094,955,660)	(6,552,732,652)
Decrease in Net Assets	(1,818,516,877)	(15,146,008,154)

Net Assets:
Beginning of period	26,526,625,954	41,672,634,108
End of period	$24,708,109,077	$26,526,625,954

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	117

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.36	$11.91	$12.55	$11.96	$11.19	$11.83

Income (loss) from operations:
Net investment income	0.18	0.28	0.21	0.26	0.35	0.36
Net realized and unrealized gain (loss)	0.09	(2.54)	(0.49)	0.80	0.98	(0.60)
Total income (loss) from operations	0.27	(2.26)	(0.28)	1.06	1.33	(0.24)

Less distributions from:
Net investment income	(0.18)	(0.29)	(0.28)	(0.29)	(0.40)	(0.35)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.00) [3]	—	—	—	—
Total distributions	(0.18)	(0.29)	(0.36)	(0.47)	(0.56)	(0.40)

Net asset value, end of period	$9.45	$9.36	$11.91	$12.55	$11.96	$11.19
Total return[4]	2.85%	(19.10)%	(2.26)%	9.00%	11.88%	(1.86)%

Net assets, end of period (millions)	$1,386	$1,362	$1,458	$1,463	$1,306	$1,032

Ratios to average net assets:
Gross expenses	0.85%[5]	0.85%	0.82%[6]	0.83%	0.83%[6]	0.84%
Net expenses[7,8]	0.82 [5]	0.82	0.82 [6]	0.82	0.82 [6]	0.82
Net investment income	3.80 [5]	2.79	1.75	2.13	2.99	3.16

Portfolio turnover rate[9]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.37	$11.93	$12.57	$11.97	$11.21	$11.84

Income (loss) from operations:
Net investment income	0.15	0.21	0.13	0.17	0.27	0.28
Net realized and unrealized gain (loss)	0.08	(2.55)	(0.50)	0.82	0.96	(0.58)
Total income (loss) from operations	0.23	(2.34)	(0.37)	0.99	1.23	(0.30)

Less distributions from:
Net investment income	(0.14)	(0.22)	(0.19)	(0.21)	(0.31)	(0.28)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.00) [3]	—	—	—	—
Total distributions	(0.14)	(0.22)	(0.27)	(0.39)	(0.47)	(0.33)

Net asset value, end of period	$9.46	$9.37	$11.93	$12.57	$11.97	$11.21
Total return[4]	2.49%	(19.71)%	(2.94)%	8.32%	11.10%	(2.53)%

Net assets, end of period (millions)	$120	$146	$273	$326	$259	$199

Ratios to average net assets:
Gross expenses	1.53%[5]	1.51%	1.52%	1.51%	1.52%	1.52%
Net expenses[6,7]	1.53 [5]	1.51	1.51	1.51	1.52	1.52
Net investment income	3.08 [5]	2.02	1.05	1.43	2.29	2.45

Portfolio turnover rate[8]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	119

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.38	$11.95	$12.55	$11.96	$11.20	$11.83

Income (loss) from operations:
Net investment income	0.16	0.22	0.15	0.21	0.32	0.31
Net realized and unrealized gain (loss)	0.09	(2.55)	(0.44)	0.80	0.96	(0.58)
Total income (loss) from operations	0.25	(2.33)	(0.29)	1.01	1.28	(0.27)

Less distributions from:
Net investment income	(0.15)	(0.24)	(0.23)	(0.24)	(0.36)	(0.31)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.00) [3]	—	—	—	—
Total distributions	(0.15)	(0.24)	(0.31)	(0.42)	(0.52)	(0.36)

Net asset value, end of period	$9.48	$9.38	$11.95	$12.55	$11.96	$11.20
Total return[4]	2.58%	(19.54)%	(2.42)%[5]	8.59%	11.50%	(2.22)%

Net assets, end of period (000s)	$111	$135	$237	$1,394	$2,399	$14,202

Ratios to average net assets:
Gross expenses	1.35%[6]	1.34%	1.24%	1.27%	1.20%	1.19%
Net expenses[7,8]	1.34 [6]	1.34	1.24	1.27	1.20	1.19
Net investment income	3.27 [6]	2.18	1.25	1.74	2.76	2.75

Portfolio turnover rate[9]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

120	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.36	$11.92	$12.56	$11.97	$11.20	$11.84

Income (loss) from operations:
Net investment income	0.18	0.28	0.21	0.26	0.35	0.36
Net realized and unrealized gain (loss)	0.09	(2.55)	(0.49)	0.80	0.98	(0.60)
Total income (loss) from operations	0.27	(2.27)	(0.28)	1.06	1.33	(0.24)

Less distributions from:
Net investment income	(0.18)	(0.29)	(0.28)	(0.29)	(0.40)	(0.35)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.00) [3]	—	—	—	—
Total distributions	(0.18)	(0.29)	(0.36)	(0.47)	(0.56)	(0.40)

Net asset value, end of period	$9.45	$9.36	$11.92	$12.56	$11.97	$11.20
Total return[4]	2.95%	(19.15)%	(2.26)%	8.99%	11.87%	(1.87)%

Net assets, end of period (millions)	$108	$140	$318	$432	$414	$359

Ratios to average net assets:
Gross expenses	0.85%[5,6]	0.82%	0.82%	0.82%	0.82%	0.83%
Net expenses[7,8]	0.84 [5,6]	0.82	0.82	0.82	0.82	0.83
Net investment income	3.76 [5]	2.68	1.74	2.14	3.00	3.13

Portfolio turnover rate[9]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	121

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.35	$11.90	$12.54	$11.95	$11.19	$11.82

Income (loss) from operations:
Net investment income	0.17	0.25	0.18	0.22	0.32	0.32
Net realized and unrealized gain (loss)	0.08	(2.54)	(0.50)	0.80	0.96	(0.58)
Total income (loss) from operations	0.25	(2.29)	(0.32)	1.02	1.28	(0.26)

Less distributions from:
Net investment income	(0.16)	(0.26)	(0.24)	(0.25)	(0.36)	(0.32)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.00) [3]	—	—	—	—
Total distributions	(0.16)	(0.26)	(0.32)	(0.43)	(0.52)	(0.37)

Net asset value, end of period	$9.44	$9.35	$11.90	$12.54	$11.95	$11.19
Total return[4]	2.70%	(19.37)%	(2.56)%	8.67%	11.56%	(2.16)%

Net assets, end of period (millions)	$290	$285	$375	$350	$298	$245

Ratios to average net assets:
Gross expenses	1.12%[5,6]	1.13%	1.12%	1.13%	1.12%	1.12%
Net expenses[7]	1.12 [5,6,8]	1.12 [8]	1.12 [8]	1.12 [8]	1.12 [8]	1.12
Net investment income	3.50 [5]	2.47	1.46	1.83	2.69	2.87

Portfolio turnover rate[9]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

122	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.36	$11.92	$12.56	$11.97	$11.20	$11.84

Income (loss) from operations:
Net investment income	0.20	0.32	0.26	0.31	0.40	0.40
Net realized and unrealized gain (loss)	0.10	(2.55)	(0.50)	0.80	0.97	(0.59)
Total income (loss) from operations	0.30	(2.23)	(0.24)	1.11	1.37	(0.19)

Less distributions from:
Net investment income	(0.20)	(0.32)	(0.32)	(0.34)	(0.44)	(0.40)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.20)	(0.33)	(0.40)	(0.52)	(0.60)	(0.45)

Net asset value, end of period	$9.46	$9.36	$11.92	$12.56	$11.97	$11.20
Total return[3]	3.04%	(18.78)%	(1.90)%	9.39%	12.29%	(1.49)%

Net assets, end of period (millions)	$14,841	$16,128	$26,512	$25,642	$20,112	$15,351

Ratios to average net assets:
Gross expenses	0.53%[4]	0.53%	0.52%	0.52%	0.52%	0.52%
Net expenses[5,6]	0.45 [4]	0.45	0.45	0.45	0.45	0.45
Net investment income	4.16 [4]	3.10	2.12	2.49	3.36	3.53

Portfolio turnover rate[7]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	123

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.36	$11.92	$12.56	$11.96	$11.20	$11.83

Income (loss) from operations:
Net investment income	0.20	0.32	0.26	0.31	0.40	0.40
Net realized and unrealized gain (loss)	0.09	(2.55)	(0.49)	0.81	0.96	(0.58)
Total income (loss) from operations	0.29	(2.23)	(0.23)	1.12	1.36	(0.18)

Less distributions from:
Net investment income	(0.20)	(0.32)	(0.33)	(0.34)	(0.44)	(0.40)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)	(0.05)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.20)	(0.33)	(0.41)	(0.52)	(0.60)	(0.45)

Net asset value, end of period	$9.45	$9.36	$11.92	$12.56	$11.96	$11.20
Total return[3]	3.16%	(18.85)%	(1.87)%	9.51%	12.33%	(1.47)%

Net assets, end of period (millions)	$7,963	$8,466	$12,736	$10,815	$8,583	$6,336

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.42%	0.42%	0.42%	0.42%
Net expenses[5]	0.42 [4,6]	0.42 [6]	0.42 [6]	0.42 [6]	0.42 [6]	0.42
Net investment income	4.19 [4]	3.15	2.16	2.52	3.39	3.57

Portfolio turnover rate[7]	29%	55%	56%	95%	122%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 51% for the six months ended June 30, 2023 and 62%, 79%, 137%, 189% and 274% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

124	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	125

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

126	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$9,897,788,061	—	$9,897,788,061
Mortgage-Backed Securities	—	7,610,149,402	—	7,610,149,402
Collateralized Mortgage Obligations	—	2,878,471,612	—	2,878,471,612
Sovereign Bonds	—	1,835,813,257	$120,803,872	1,956,617,129
Senior Loans	—	781,212,980	—	781,212,980
Asset-Backed Securities	—	729,989,191	—	729,989,191
U.S. Government & Agency Obligations	—	692,091,669	—	692,091,669
U.S. Treasury Inflation Protected Securities	—	300,891,686	—	300,891,686
Purchased Options:
Exchange-Traded Purchased Options	$51,617,286	—	—	51,617,286
OTC Purchased Options	—	1,746,867	—	1,746,867
Investments in Underlying Funds	51,120,000	—	—	51,120,000
Total Long-Term Investments	102,737,286	24,728,154,725	120,803,872	24,951,695,883
Short-Term Investments†	288,079,767	—	—	288,079,767
Total Investments	$390,817,053	$24,728,154,725	$120,803,872	$25,239,775,650

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	127

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$257,151,993	—	—	$257,151,993
Forward Foreign Currency Contracts††	—	$61,244,495	—	61,244,495
Centrally Cleared Interest Rate Swaps††	—	150,388,754	—	150,388,754
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	2,828,980	—	2,828,980
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	44,781,636	—	44,781,636
Total Other Financial Instruments	$257,151,993	$259,243,865	—	$516,395,858
Total	$647,969,046	$24,987,398,590	$120,803,872	$25,756,171,508

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$60,958,122	—	—	$60,958,122
OTC Written Options	—	$1,693,223	—	1,693,223
Futures Contracts††	258,023,622	—	—	258,023,622
Forward Foreign Currency Contracts††	—	31,921,620	—	31,921,620
Centrally Cleared Interest Rate Swaps††	—	105,805,976	—	105,805,976
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	9,367,875	—	9,367,875
OTC Total Return Swaps‡	—	15,714,139	—	15,714,139
Total	$318,981,744	$164,502,833	—	$483,484,577

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

128	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase,

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	129

Notes to financial statements (unaudited) (cont’d)

there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

130	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2023, the total notional value of all credit default swaps to sell protection was $5,926,385,500. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2023, see Note 4.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	131

Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

132	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	133

Notes to financial statements (unaudited) (cont’d)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2023, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or

134	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2023, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co. and Nomura Securities Inc. in the amounts of $1,520,567 and $627,516, respectively.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	135

Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

136	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	137

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $49,328,982. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $7,973,867 which could be used to reduce the required payment.

At June 30, 2023, the Fund held non-cash collateral from Bank of America N.A. and Morgan Stanley & Co. Inc. in the amounts of $1,457,656 and $438,527, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

138	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2023, there were $506,825 of capital gains tax liabilities accrued on unrealized gains.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	139

Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, LMPFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $6,979,220, which included an affiliated money market waiver of $342,753.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2023	—	$17,341,228
Expires December 31, 2024	$453,791	15,444,030
Expires December 31, 2025	186,537	6,449,930
Total fee waivers/expense reimbursements subject to recapture	$640,328	$39,235,188

140	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

For the six months ended June 30, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class FI	Class R
LMPFA recaptured	$305	$214

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$28,908	—
CDSCs	1,270	$705

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$747,964,717	$12,955,441,903
Sales	2,583,900,667	13,859,606,031

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	141

Notes to financial statements (unaudited) (cont’d)

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$27,980,498,654	$147,648,111	$(2,888,371,115)	$(2,740,723,004)
Written options	(46,688,682)	11,511,753	(27,474,416)	(15,962,663)
Futures contracts	—	257,151,993	(258,023,622)	(871,629)
Forward foreign currency contracts	—	61,244,495	(31,921,620)	29,322,875
Swap contracts	8,328,365	197,999,370	(130,887,990)	67,111,380

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$50,596,228	$2,767,925	—	$53,364,153
Futures contracts[3]	248,573,958	8,578,035	—	257,151,993
Forward foreign currency contracts	—	61,244,495	—	61,244,495
Centrally cleared swap contracts[4]	150,388,754	—	$47,610,616	197,999,370
Total	$449,558,940	$72,590,455	$47,610,616	$569,760,011

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$60,958,122	$1,693,223	—	$62,651,345
Futures contracts[3]	228,236,278	29,787,344	—	258,023,622
Forward foreign currency contracts	—	31,921,620	—	31,921,620
OTC swap contracts[5]	15,714,139	—	—	15,714,139
Centrally cleared swap contracts[4]	105,805,976	—	$9,367,875	115,173,851
Total	$410,714,515	$63,402,187	$9,367,875	$483,484,577

142	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(126,289,658)	$(1,734,055)	—	$(128,023,713)
Futures contracts	(287,658,141)	(61,729,955)	—	(349,388,096)
Written options	243,325,940	5,013,783	—	248,339,723
Swap contracts	405,680,050	—	$70,190,345	475,870,395
Forward foreign currency contracts	—	(33,160,558)	—	(33,160,558)
Total	$235,058,191	$(91,610,785)	$70,190,345	$213,637,751

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$23,905,790	$(327,268)	—	$23,578,522
Futures contracts	71,663,313	(38,716,272)	—	32,947,041
Written options	(10,348,208)	357,486	—	(9,990,722)
Swap contracts	(481,493,652)	—	$8,355,804	(473,137,848)
Forward foreign currency contracts	—	30,770,026	—	30,770,026
Total	$(396,272,757)	$(7,916,028)	$8,355,804	$(395,832,981)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	143

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$23,555,992
Written options	38,737,174
Futures contracts (to buy)	24,532,127,736
Futures contracts (to sell)	21,731,314,070
Forward foreign currency contracts (to buy)	1,771,292,075
Forward foreign currency contracts (to sell)	1,746,551,006

Average Notional Balance
Interest rate swap contracts	$4,932,272,068
Credit default swap contracts (buy protection)	217,165,071
Credit default swap contracts (sell protection)	6,397,302,471
Total return swap contracts	146,660,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$2,589,908	—	$2,589,908	$(1,457,656)	$1,132,252
BNP Paribas SA	8,109,761	$(405,637)	7,704,124	—	7,704,124
Goldman Sachs Group Inc.	34,883,049	(8,374,338)	26,508,711	—	26,508,711
JPMorgan Chase & Co.	14,824,649	(26,390,130)	(11,565,481)	7,973,867	(3,591,614)
Morgan Stanley & Co. Inc.	2,583,995	(14,158,877)	(11,574,882)	(438,527)	(12,013,409)
Total	$62,991,362	$(49,328,982)	$13,662,380	$6,077,684	$19,740,064

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

144	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,732,546	$1,238,920
Class C	672,263	74,782
Class C1	396	129
Class FI	156,879	111,523
Class R	723,580	296,005
Class I	—	8,967,676
Class IS	—	240,756
Total	$3,285,664	$10,929,791
For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$204,545
Class C	1,827
Class C1	1
Class FI	1,712
Class R	3,757
Class I	6,658,369
Class IS	109,009
Total	$6,979,220

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$26,029,768	$42,209,062
Class C	2,039,630	4,109,398
Class C1	1,817	3,969
Class FI	2,325,266	5,986,780
Class R	4,985,628	7,929,632
Class I	322,120,345	642,339,175
Class IS	171,923,036	326,557,886
Total	$529,425,490	$1,029,135,902

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	145

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Return of Capital:
Class A	—	$117,930
Class C	—	11,481
Class C1	—	11
Class FI	—	16,727
Class R	—	22,155
Class I	—	1,794,668
Class IS	—	912,389
Total	—	$2,875,361

7. Capital shares

At June 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	30,526,958	$291,632,469	78,777,698	$837,981,083
Shares issued on reinvestment	2,257,058	21,528,293	3,364,730	33,334,397
Shares repurchased	(31,603,367)	(300,790,849)	(58,947,019)	(593,399,829)
Net increase	1,180,649	$12,369,913	23,195,409	$277,915,651

Class C
Shares sold	836,557	$8,006,004	1,991,860	$20,104,826
Shares issued on reinvestment	178,032	1,701,238	338,795	3,373,594
Shares repurchased	(3,881,864)	(37,135,825)	(9,698,839)	(97,899,302)
Net decrease	(2,867,275)	$(27,428,583)	(7,368,184)	$(74,420,882)

Class C1
Shares sold	5	$38	5	$54
Shares issued on reinvestment	188	1,803	396	3,958
Shares repurchased	(2,907)	(28,430)	(5,859)	(57,136)
Net decrease	(2,714)	$(26,589)	(5,458)	$(53,124)

Class FI
Shares sold	667,915	$6,383,336	3,830,132	$39,148,651
Shares issued on reinvestment	237,829	2,271,328	590,779	5,924,376
Shares repurchased	(4,389,152)	(41,803,405)	(16,227,274)	(162,363,403)
Net decrease	(3,483,408)	$(33,148,741)	(11,806,363)	$(117,290,376)

146	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R
Shares sold	1,415,724	$13,457,357	2,316,573	$23,710,048
Shares issued on reinvestment	522,264	4,977,259	800,752	7,935,772
Shares repurchased	(1,750,080)	(16,639,780)	(4,112,698)	(41,439,464)
Net increase (decrease)	187,908	$1,794,836	(995,373)	$(9,793,644)

Class I
Shares sold	220,258,768	$2,103,106,964	750,645,166	$7,714,797,613
Shares issued on reinvestment	30,977,342	295,890,447	58,104,057	581,200,017
Shares repurchased	(404,112,712)	(3,860,213,537)	(1,310,277,702)	(13,312,599,179)
Net decrease	(152,876,602)	$(1,461,216,126)	(501,528,479)	$(5,016,601,549)

Class IS
Shares sold	103,469,721	$986,629,719	320,961,200	$3,282,565,784
Shares issued on reinvestment	14,147,899	135,026,004	26,178,500	261,104,441
Shares repurchased	(179,554,311)	(1,708,956,093)	(511,372,945)	(5,156,158,953)
Net decrease	(61,936,691)	$(587,300,370)	(164,233,245)	$(1,612,488,728)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,267,760,731	$3,660,154,739	3,660,154,739	$4,639,835,703	4,639,835,703

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	147

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,180,718	—	$288,079,767

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $4,971,644,557, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

148	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

12. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively

Western Asset Core Plus Bond Fund 2023 Semi-Annual Report	149

Notes to financial statements (unaudited) (cont’d)

impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2023, the Fund had 0.49% of its net assets invested in securities with significant economic risk or exposure to Russia.

150	Western Asset Core Plus Bond Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Core Plus Bond Fund	151

Board approval of management and subadvisory agreements (unaudited) (cont’d)

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s

152	Western Asset Core Plus Bond Fund

performance for the 10-year period ended December 31, 2022 was above the median and that its performance for the 1-, 3, and 5-year periods ended December 31, 2022 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 10-year period ended December 31, 2022 and trailed the performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.

The Directors also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was slightly above the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was slightly above the median and that its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.

Western Asset Core Plus Bond Fund	153

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

154	Western Asset Core Plus Bond Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Core Plus Bond Fund	155

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

156	Western Asset Core Plus Bond Fund

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012826 08/23 SR23-4706

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2023